UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:

811-23812

Elevation Series Trust

(Exact Name of Registrant as Specified in Charter)

1700 Broadway, Suite 2100

Denver, CO 80290

(Address of Principal Executive Offices) (Zip Code)

Anne Berg

Elevation Series Trust

1700 Broadway, Suite 2100

Denver, CO 80290

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:

303-226-4150

With a copy to:

JoAnn M. Strasser

Thompson Hine LLP

17th Floor

41 South High Street

Columbus, Ohio 43215

Date of Fiscal Year End: July 31st

Date of Reporting Period: August 1, 2025 – July 31, 2026

Item 1.	Reports to Shareholders.

(a)	The Report to Shareholders is attached herewith.

This annual shareholder report contains important information about the NPF Core Equity ETF (the "Fund") for the period of March 10, 2026 (Commencement of Operations) to July 31, 2026. Please contact us at 800-748-0544 or etf@npfinvests.com or visit our website at https://www.npfinvests.com/etfs/npfe for additional information.

ANNUAL SHAREHOLDER REPORT

July 31, 2026

Cboe BZX Exchange, Inc. : NPFE

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENTFootnote Reference1	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
NPF Core Equity ETF	$17	0.40%
Footnote	Description
Footnote[1]	The costs paid by the Fund reflect the period of March 10, 2026 (Commencement of Operations) to July 31, 2026. Such costs would be higher for a full reporting period.

HOW DID THE FUND PERFORM THE PAST YEAR?

Since inception (March 10, 2026) through July 31, 2026, the Fund returned a cumulative 11.00%, modestly behind the S&P Composite 1500 Total Return Index's 11.03%.

The Fund's brief operating history spanned the early stages of the Iran War, a recovery as the impact on oil prices proved milder than feared, a sharp expansion in semiconductor and AI capex valuations, and a rapid reset in those valuations during July.

At the sector level, the Fund’s minimal exposure to energy, consumer staples, and utilities each contributed positively to performance, while an overweight in materials detracted from performance.

Selection within the AI capex complex was the largest source of relative return, led by Applied Materials, KLA, Coherent, and Taiwan Semiconductor. Overweight positions in Amazon, Alphabet, and Microsoft added, as did underweights in Tesla and Meta – which trailed the index. Outside the AI ecosystem, Ball Corp., Knight-Swift Transportation, and Union Pacific performed well as the manufacturing economy began to inflect positively. The Fund's exposure to software companies reduced performance as investors reassessed the durability of those business models.

The Fund remained concentrated in businesses with high returns on capital and consistent growth, selected where our view was more positive than the market's.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

NPF Core Equity ETF
S&P Composite 1500 Total Return Index
$12k
$10k
$8k
Mar'26
Jul'26

Table Summary
	NPF Core Equity ETF	S&P Composite 1500 Total Return Index
Mar'26	10,000	10,000
Jul'26	11,100	11,103

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$649,842,618
# of Portfolio Holdings	401
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$965,241

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	Since Inception (March 10, 2026)
NPF Core Equity ETF	11.00%
S&P Composite 1500 Total Return Index	11.03%

Past performance does not guarantee future results. Call 800-748-0544 or visit https://www.npfinvests.com/etfs/npfe for current month-end performance.

Returns are cumulative for periods less than one year.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Software & Tech Services 20.64%
Tech Hardware & Semiconductors 19.07%
Health Care 15.41%
Materials 10.77%
Industrial Services 7.47%
Industrial Products 7.33%
Media 6.33%
Retail & Wholesale - Discretionary 5.55%
Insurance 3.59%
Financial Services 2.15%
Money Market Funds 0.48%
Consumer Staple Products 0.34%
Oil & Gas 0.33%
Consumer Discretionary Services 0.17%
Banking 0.16%
Utilities 0.09%
Real Estate 0.06%
Retail & Wholesale - Staples 0.03%
Renewable Energy 0.02%
Consumer Discretionary Products 0.02%
Telecommunications 0.01%
Rights 0.00%

Table Summary
Value	Value
Rights	0.00%
Telecommunications	0.01%
Consumer Discretionary Products	0.02%
Renewable Energy	0.02%
Retail & Wholesale - Staples	0.03%
Real Estate	0.06%
Utilities	0.09%
Banking	0.16%
Consumer Discretionary Services	0.17%
Oil & Gas	0.33%
Consumer Staple Products	0.34%
Money Market Funds	0.48%
Financial Services	2.15%
Insurance	3.59%
Retail & Wholesale - Discretionary	5.55%
Media	6.33%
Industrial Products	7.33%
Industrial Services	7.47%
Materials	10.77%
Health Care	15.41%
Tech Hardware & Semiconductors	19.07%
Software & Tech Services	20.64%

COUNTRY

(Expressed as % of Total Investments)

United States
92.14%
Ireland
3.90%
Taiwan
3.70%
United Kingdom
0.08%
Canada
0.06%
Switzerland
0.01%
Italy
0.01%
Sweden
0.01%
France
0.01%
Japan
0.01%
Netherlands
0.01%
Cayman Islands
0.01%
Germany
0.01%
Spain
0.01%
Other
0.03%

Table Summary
Value	Value
Other	0.03%
Spain	0.01%
Germany	0.01%
Cayman Islands	0.01%
Netherlands	0.01%
Japan	0.01%
France	0.01%
Sweden	0.01%
Italy	0.01%
Switzerland	0.01%
Canada	0.06%
United Kingdom	0.08%
Taiwan	3.70%
Ireland	3.90%
United States	92.14%

NPF CORE EQUITY ETF

ANNUAL SHAREHOLDER REPORT

July 31, 2026

Cboe BZX Exchange, Inc. : NPFE

800-748-0544

etf@npfinvests.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.npfinvests.com/etfs/npfe.

This annual shareholder report contains important information about the RiverNorth Active Income ETF  (the "Fund") for the period of October 1, 2025 to July 31, 2026. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://true-shares.com/etf/cefz/ for additional information.

This report describes changes to the Fund that occurred during the reporting period.

ANNUAL SHAREHOLDER REPORT

July 31, 2026

Cboe BZX Exchange, Inc. : CEFZ

RIVERNORTH ACTIVE INCOME ETF

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENTFootnote Reference1	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth Active Income ETF	$79	0.91%
Footnote	Description
Footnote[1]	The costs paid by the Fund reflect the period of October 1, 2025 to July 31, 2026. Such costs would be higher for a full reporting period.

HOW DID THE FUND PERFORM THE PAST YEAR?

RiverNorth Active Income ETF delivered a positive return of 12.63% over the one-year period, compared to its benchmarks' returns of 2.71% for the Bloomberg U.S. Aggregate Bond Index and 19.56% for the S&P 500 Index.

U.S. equities posted another year of solid gains driven in part by robust corporate earnings growth, hype surrounding the advancement of AI and AI related Capex, easing monetary policy expectations, and overall expanding investor risk appetite. Fixed income securities posted modest gains over the same period with the Federal Reserve cutting rates several times, however this was partially offset by concerns over higher inflation and changing Fed expectations.

The Fund’s exposure to Closed-End Funds, which collectively hold a diversified mix of equity and fixed income securities, was the primary contributor to performance for the year. In addition, discount narrowing (meaning when the market price rises closer to the NAV) and ETF exposure were also positive contributors to Fund performance.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment over the past ten years. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

RiverNorth Active Income ETF
Bloomberg US Aggregate Bond Index
S&P 500 Total Return Index
60% S&P 500 and 40% US Aggregate Bond
$44k
$40k
$36k
$32k
$28k
$24k
$20k
$16k
$12k
$8k
$4k
Jul'16
Sep'17
Sep'18
Sep'19
Sep'20
Sep'21
Sep'22
Sep'23
Sep'24
Sep'25
Jul'26

Table Summary
	RiverNorth Active Income ETF	Bloomberg US Aggregate Bond Index	S&P 500 Total Return Index	60% S&P 500 and 40% US Aggregate Bond
Jul'16	10000	10000	10000	10000
Sep'16	10064	9983	10016	10003
Sep'17	11524	9990	11880	11093
Sep'18	12181	9868	14008	12201
Sep'19	12575	10885	14603	13067
Sep'20	12168	11645	16816	14701
Sep'21	16133	11541	21861	17187
Sep'22	13410	9856	18479	14635
Sep'23	14895	9919	22473	16539
Sep'24	18594	11067	30643	20836
Sep'25	21154	11386	36035	23268
Jul'26	22657	11431	40742	25131

The chart above represents historical performance of an investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$39,380,078
# of Portfolio Holdings	48
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$279,560

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	5 YRS	10 YRS
RiverNorth Active Income ETF - NAV	12.63%	7.11%	8.50%
Bloomberg US Aggregate Bond Index	2.71%	-0.40%	1.35%
60% S&P 500 and 40% US Aggregate Bond	12.72%	7.58%	9.65%
S&P 500 Total Return Index	19.56%	12.86%	15.08%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://true-shares.com/etf/cefz/ for current month-end performance.

WHAT DID THE FUND INVEST IN?

INVESTMENT TYPE

(Expressed as % of Total Investments)

Table Summary
Value	Value
Real Estate	0.98%
Financial Services	1.05%
Money Market Funds	2.42%
Business Development Companies	5.31%
Exchange-Traded Funds	9.66%
Closed-End Funds	80.58%

COUNTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
Guernsey	4.33%
United States	95.67%

RIVERNORTH ACTIVE INCOME ETF

ANNUAL SHAREHOLDER REPORT

July 31, 2026

Cboe BZX Exchange, Inc. : CEFZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://true-shares.com/etf/cefz/.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

Effective July 1, 2026, the Board of Trustees of Elevation Series Trust approved changing the fiscal year-end of the Fund from September 30 to July 31.

This annual shareholder report contains important information about the Sovereign's Capital Flourish Fund  (the "Fund") for the period of August 1, 2025 to July 31, 2026. Please contact us at +1 (800) 465-1403 or info@sovereignscapital.com or visit our website at https://www.scetfs.com/sovf for additional information.

This report describes changes to the Fund that occurred during the reporting period.

ANNUAL SHAREHOLDER REPORT

July 31, 2026

NYSE Arca, Inc.: SOVF

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Sovereign's Capital Flourish Fund	$77	0.75%

HOW DID THE FUND PERFORM THE PAST YEAR?

In the 12 months ended July 31, 2026, the Fund’s (“SOVF”) net asset value rose 4.54%, trailing the S&P Composite 1500 Equal Weight Index’s 26.48% gain (“S&P 1500 EWI”). The largest contributing factor in the Fund underperforming the S&P 1500 EWI over the past twelve months has been the relative price-to-earnings valuation multiple compression of the Fund versus the benchmark. The Fund owes this to less exposure to industries that became temporarily in favor during the period and enjoyed multiple expansion (or said differently, valuation multiples that increased during the period). Ultimately, earnings growth drives stock price performance in the medium to long-term, and price-to-earnings valuation multiples play only a temporary role in driving stock price returns. Those price-to-earnings valuation multiples of the index can also mean revert and contract to cause near-term underperformance after a period of expansion. While the trailing 12 months results are disappointing, they are a short time period for long-term investors who believe that exceptional cultures led by faith-driven CEOs drive strong long-term earnings growth.

Positively over the last two months to close the fiscal year from the end of May through the end of July 2026, SOVF has seen strong performance, up 7.03%, which is 2.02% above the benchmark and 8.05% better than the S&P 500 Index. One measure we use to judge the relative attractiveness of owning the Fund versus one of the stock market indexes is to assess the valuation multiple of the aggregate companies held in the Fund versus the expected growth rate of the earnings for the companies in the Fund. With SOVF trading at just 12.0x consensus 2027 earnings forecasts that are expected to grow nearly 17% year over year (as of 6/30/2026), SOVF remains attractive relative to the S&P 1500 EWI (13.8x and 16% growth) and the S&P 500 Index (18.4x and 13.1%). We believe the combination of a materially higher projected Earnings Per Share growth rate at a significantly lower price-to-earnings multiple for SOVF vs. the S&P 500 Index creates an ideal set-up for future performance relative to the market.

Regarding Impact, we continue building relationships with the CEOs of our portfolio companies. We have hosted six public company CEO roundtables over the past three years, and in August 2026 had the privilege of hosting a roundtable for Heads of Culture at public companies, many of them Chief Human Resources Officers. The roundtable drew 10 attendees from 9 public companies, representing a combined 325,000 employees. Following each roundtable, we have been encouraged to see CEOs install programs such as chaplaincy and employee benevolence funds, rewrite corporate values, and even take steps to sit on one another's boards in support of biblical cultures from the top down. We believe your capital invested in SOVF is creating positive impact every year for hundreds of thousands of employees across the companies SOVF is invested in.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Table Summary
	Sovereign's Capital Flourish Fund	S&P Composite 1500 Equal Weight Total Return Index
Sep'23	10,000	10,000
Jul'24	12,394	12,339
Jul'25	11,912	12,480
Jul'26	12,453	15,784

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$87,353,595
# of Portfolio Holdings	78
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$770,629

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	Since Inception (September 29, 2023)
Sovereign's Capital Flourish Fund - NAV	4.54%	8.04%
S&P Composite 1500 Equal Weight Total Return Index	26.48%	17.45%

Past performance does not guarantee future results. Call +1 (800) 465-1403 or visit https://www.scetfs.com/sovf for current month-end performance.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
Media	0.18%
Oil & Gas	0.26%
Money Market Funds	0.28%
Materials	1.65%
Banking	1.73%
Consumer Staple Products	2.13%
Real Estate	2.99%
Retail & Wholesale - Staples	2.99%
Industrial Products	3.53%
Utilities	4.75%
Consumer Discretionary Products	5.92%
Tech Hardware & Semiconductors	7.12%
Financial Services	8.44%
Health Care	9.63%
Insurance	10.44%
Industrial Services	11.49%
Software & Tech Services	26.47%

COUNTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
United Kingdom	0.05%
Canada	0.48%
United States	99.47%

Sovereign's Capital Flourish Fund

ANNUAL SHAREHOLDER REPORT

July 31, 2026

NYSE Arca, Inc.: SOVF

+1 (800) 465-1403

info@sovereignscapital.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.scetfs.com/sovf.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

Sovereign's Capital Management, LLC ("Sovereign's") is transitioning the operations and day-to-day management of the Fund to Vident Asset Management ("Vident"), an affiliate of Sovereign's. On September 15, 2026, the Board of Trustees of Elevation Series Trust approved a new investment advisory agreement between Elevation Series Trust, the Fund, and Vident, subject to approval by the Fund's shareholders at a later date.

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)          Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)          Full, fair, accurate, timely, and understandable disclosure in reports and documents that a Registrant files with, or submits to, the Commission and in other public communications made by the Registrant;

(3)          Compliance with applicable governmental laws, rules, and regulations;

(4)          The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)           Accountability for adherence to the code.

(c)	During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) of this report.

(d)	During the period covered by this report, the Registrant had not granted any express or implicit waivers from the provisions of the code of ethics adopted in Item 2(a) of this report.

(e)	Not applicable.

(f)	The Registrant’s code of ethics referred to in Item 2(a) above is attached as Exhibit 19(a)(l), hereto.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by the report, the Registrant’s Board of Trustees has determined that Kimberly Storms is qualified to serve as an audit committee financial expert serving on its audit committee and that she is “independent,” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The following table sets forth the aggregate audit and non-audit fees billed to the Registrant for each of the fiscal years/periods indicated below for professional services rendered by the Registrant’s principal accountant, Cohen & Company, Ltd. (“Cohen”).

Sovereign’s Capital Flourish Fund	Fiscal year ended July 31, 2026	Fiscal year ended July 31, 2025
(a) Audit Fees (1)	$15,100	$15,100
(b) Audit-Related Fees (2)	$0	$0
(c) Tax Fees (3)	$3,500	$3,500
(d) All Other Fees (4)	$0	$0
(g) Aggregate Non-Audit Fees (5)	$0	$0

(1)	Audit Fees are fees billed for professional services rendered by Cohen for the audit of the Registrant’s annual financial statements and for the services that are normally provided by Cohen in connection with the statutory and regulatory filings or engagements.

(2)	Audit-Related Fees are fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under the caption “Audit Fees”.

(3)	Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations.

(4)	All Other Fees are fees billed for products and services provided by Cohen, other than the services reported under the captions “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

(5)	Aggregate Non-Audit Fees are non-audit fees billed by Cohen for services rendered to the Registrant. The Aggregate Non-Audit Fee includes the Tax Fees disclosed pursuant to Footnote 3 above.

NPF Core Equity ETF	Fiscal period March 10, 2026 - July 31, 2026
(a) Audit Fees (1)	$12,850
(b) Audit-Related Fees (2)	$0
(c) Tax Fees (3)	$3,500
(d) All Other Fees (4)	$0
(g) Aggregate Non-Audit Fees (5)	$0

(1)	Audit Fees are fees billed for professional services rendered by Cohen for the audit of the Registrant’s annual financial statements and for the services that are normally provided by Cohen in connection with the statutory and regulatory filings or engagements.

(2)	Audit-Related Fees are fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under the caption “Audit Fees”.

(3)	Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations.

(4)	All Other Fees are fees billed for products and services provided by Cohen, other than the services reported under the captions “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

(5)	Aggregate Non-Audit Fees are non-audit fees billed by Cohen for services rendered to the Registrant. The Aggregate Non-Audit Fee includes the Tax Fees disclosed pursuant to Footnote 3 above.

RiverNorth Active Income ETF	Fiscal period ended July 31, 2026	Fiscal year ended September 30, 2025
(a) Audit Fees (1)	$17,600	$20,100
(b) Audit-Related Fees (2)	$0	$0
(c) Tax Fees (3)	$3,500	$4,500
(d) All Other Fees (4)	$0	$0
(g) Aggregate Non-Audit Fees (5)	$0	$0

(1)	Audit Fees are fees billed for professional services rendered by Cohen for the audit of the Registrant’s annual financial statements and for the services that are normally provided by Cohen in connection with the statutory and regulatory filings or engagements.

(2)	Audit-Related Fees are fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under the caption “Audit Fees”.

(3)	Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations.

(4)	All Other Fees are fees billed for products and services provided by Cohen, other than the services reported under the captions “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

(5)	Aggregate Non-Audit Fees are non-audit fees billed by Cohen for services rendered to the Registrant. The Aggregate Non-Audit Fee includes the Tax Fees disclosed pursuant to Footnote 3 above.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant’s principal auditors must be pre-approved by the Registrant’s audit committee.

(e)	(2) No services described in paragraphs (b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services by Registrant’s independent registered public accounting firm to the Registrant’s investment advisor, and any entity controlling, controlled, or under common control with the investment advisor that provided ongoing services to the Registrant that were not pre-approved by the Committee was compatible with maintaining the independence of the independent registered public accounting firm.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has an audit committee which was established by its Board of Trustees in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 as amended. The members of the Registrant’s audit committee are Kimberly Storms, Steven Norgaard and Corey Dillon.

Item 6.	Investments.

(a)	The Registrant’s full schedule of investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

NPF Core Equity ETF

(Cboe BZX Exchange, Inc.: NPFE)

Annual Financial Statements

July 31, 2026

NPF Core Equity ETF

SCHEDULE OF INVESTMENTS

July 31, 2026

	Shares	Value
COMMON STOCKS - 99.53%
Banking - 0.16%
AIB Group PLC - ADR	361	$8,588
Banco Bilbao Vizcaya Argentaria SA - Sponsored ADR	401	11,208
Banco Santander SA - Sponsored ADR	1,401	19,754
Bank of America Corp.	1,309	81,093
Barclays PLC - Sponsored ADR	286	7,865
BNP Paribas SA - Sponsored ADR	205	12,962
Citigroup, Inc.	351	46,490
Commonwealth Bank of Australia - Sponsored ADR	10	1,255
DBS Group Holdings Ltd. - Sponsored ADR	14	3,230
DNB Bank ASA - Sponsored ADR	158	5,084
First Internet Bancorp	2,098	61,807
First Merchants Corp.	6,828	294,560
HDFC Bank Ltd. - Sponsored ADR	279	6,676
HSBC Holdings PLC - Sponsored ADR	19	2,022
Huntington Bancshares, Inc.	1,036	17,653
ICICI Bank Ltd. - Sponsored ADR	88	2,639
ING Groep NV - Sponsored ADR	78	2,725
KeyCorp	2,581	58,305
Lloyds Banking Group PLC - ADR	360	2,221
Mercantile Bank Corp.	824	49,506
NU Holdings Ltd., Class A(a)	632	9,057
PNC Financial Services Group, Inc.	247	61,718
Regions Financial Corp.	1,111	34,385
Societe Generale SA - Sponsored ADR	316	5,919
Svenska Handelsbanken AB - ADR	490	3,719
Truist Financial Corp.	122	6,324
UniCredit SpA - Sponsored ADR	1,570	73,853
United Overseas Bank Ltd. - Sponsored ADR	200	13,362
US Bancorp	849	53,496
Wells Fargo & Co.	967	83,597
		1,041,073

Consumer Discretionary Products - 0.02%
Cie Financiere Richemont SA - ADR	148	3,499
Ford Motor Co.	999	14,665
General Motors Co.	19	1,688
Haier Smart Home Co. Ltd. - ADR	174	1,987
Hermes Intl. SCA - ADR	93	16,414
HNI Corp.	283	12,738
Kontoor Brands, Inc.	22	1,842
Masco Corp.	400	28,592
Mercedes-Benz Group AG - ADR	311	4,192
Midea Group Co. Ltd.	239	3,015
Ralph Lauren Corp., Class A	4	1,521
Tapestry, Inc.	12	1,829
Toyota Motor Corp. - Sponsored ADR	60	11,340
		103,322

Consumer Discretionary Services - 0.17%
Carnival Corp. Ltd.	100	2,781
Darden Restaurants, Inc.	124	25,244
Domino’s Pizza, Inc.	3	1,042
Marriott Intl., Inc., Class A	114	42,503
McDonald’s Corp.	1,709	462,524
	Shares	Value
COMMON STOCKS - 99.53% (continued)
Consumer Discretionary Services - 0.17% (continued)
Royal Caribbean Cruises Ltd.	29	$9,231
Starbucks Corp.	5,422	570,665
TKO Group Holdings, Inc., Class A	6	1,091
Yum! Brands, Inc.	9	1,379
		1,116,460

Consumer Staple Products - 0.34%
Altria Group, Inc.	775	52,956
British American Tobacco PLC - Sponsored ADR	239	14,495
Church & Dwight Co., Inc.	5,495	542,961
Coca-Cola Co.	6,934	607,349
Coca-Cola Europacific Partners PLC	1,192	130,476
Coca-Cola Femsa SAB de CV - Sponsored ADR	78	8,445
Colgate-Palmolive Co.	131	11,960
Diageo PLC - Sponsored ADR	500	44,030
J M Smucker Co.	66	7,871
Kimberly-Clark Corp.	84	9,182
Kraft Heinz Co.	49	1,267
L’Oreal SA - ADR	31	2,761
Mondelez Intl. Inc, Class A	2,895	180,388
Monster Beverage Corp.(a)	31	2,988
Nestle SA - Sponsored ADR	324	32,384
PepsiCo, Inc.	2,059	287,354
Philip Morris Intl., Inc.	656	125,178
Procter & Gamble Co.	725	104,755
Tyson Foods, Inc., Class A	453	26,256
		2,193,056

Financial Services - 2.15%
Adyen NV - ADR(a)	400	4,040
Ally Financial, Inc.	4,296	186,146
American Express Co.	593	199,396
Apollo Global Management, Inc.	12	1,507
Ares Capital Corp.	234	4,390
Ares Management Corp., Class A	9	1,153
Blackrock, Inc.	1,311	1,429,501
Brookfield Asset Management Ltd., Class A	266	12,875
Brookfield Corp.	410	17,437
Capital One Financial Corp.	296	61,867
Charles Schwab Corp.	66	6,946
CME Group, Inc.	271	72,571
Evercore, Inc., Class A	14	4,488
FactSet Research Systems, Inc.	45	11,844
Fidelity National Financial, Inc.	257	13,259
Goldman Sachs Group, Inc.	392	399,205
Hong Kong Exchanges & Clearing Ltd. - ADR	63	3,273
Jack Henry & Associates, Inc.	400	61,616
LPL Financial Holdings, Inc.	81	28,650
Moody’s Corp.	23,764	11,368,222
Morgan Stanley	279	58,707
MSCI, Inc.	5	2,861
S&P Global, Inc.	38	15,653
State Street Corp. - ADR	21	3,867
T Rowe Price Group, Inc.	6	671

See Notes to Financial Statements.

NPF Core Equity ETF

SCHEDULE OF INVESTMENTS

July 31, 2026 (Continued)

	Shares	Value
COMMON STOCKS - 99.53% (continued)
Financial Services - 2.15% (continued)
UBS Group AG	241	$12,710
		13,982,855

Health Care - 15.41%
Abbott Laboratories	157,169	16,612,763
AbbVie, Inc.	3,985	999,996
Abivax SA - ADR(a)	12	1,499
Alcon AG	20	1,379
AstraZeneca PLC	128	21,714
Becton Dickinson & Co.	9	1,491
Boston Scientific Corp.(a)	24	1,122
Bristol-Myers Squibb Co.	1,345	87,842
Cardinal Health, Inc.	7	1,610
Cencora, Inc.	233	72,542
Cigna Group	21	5,860
CVS Health Corp.	276	28,823
Danaher Corp.	118,897	23,182,537
DENTSPLY SIRONA, Inc.	3,297	44,081
Edwards Lifesciences Corp.(a)	498	42,863
Eli Lilly & Co.	590	677,816
EssilorLuxottica SA - ADR	11	1,047
Exelixis, Inc.(a)	15	795
Galderma Group AG - ADR	219	9,548
GE HealthCare Technologies, Inc.	66	4,489
Gilead Sciences, Inc.	26	3,385
IDEXX Laboratories, Inc.(a)	7	3,913
Illumina, Inc.(a)	41	8,409
Intuitive Surgical, Inc.(a)	950	335,663
Johnson & Johnson	82,446	21,135,032
McKesson Corp.	56	47,947
Medtronic PLC	79	6,746
Merck & Co., Inc.	144,621	18,829,654
Natera, Inc.(a)	112	29,989
Novartis AG - Sponsored ADR	85	13,273
Novo Nordisk A/S - Sponsored ADR	351	16,525
Pfizer, Inc.	3,605	90,161
Regeneron Pharmaceuticals, Inc.	2	1,525
Solventum Corp.(a)	50	4,272
Stryker Corp.	14,071	4,582,925
Thermo Fisher Scientific, Inc.	22,941	13,175,016
UCB SA - ADR	8	1,028
UnitedHealth Group, Inc.	114	47,242
Vertex Pharmaceuticals, Inc.(a)	9	4,294
		100,136,816

Industrial Products - 7.33%
3M Co.	1,136	200,254
ABB Ltd. - Sponsored ADR	24	2,367
Airbus SE - ADR	97	5,667
Allison Transmission Holdings, Inc.	194,420	22,268,867
BAE Systems PLC - Sponsored ADR	403	45,769
Boeing Co.(a)	50	10,807
Deere & Co.	237	140,463
Dover Corp.	355	72,640
Eaton Corp. PLC	18,856	7,829,011
Emerson Electric Co.	127	19,027
Entegris, Inc.	33,479	3,985,675
General Dynamics Corp.	14	5,368
	Shares	Value
COMMON STOCKS - 99.53% (continued)
Industrial Products - 7.33% (continued)
General Electric Co.	657	$236,566
Graco, Inc.	12	953
HEICO Corp.	16	5,702
HEICO Corp., Class A	6	1,544
Hitachi Ltd. - ADR	229	7,488
Honeywell Aerospace, Inc.(a)	5	1,034
Honeywell Intl., Inc.	5	1,215
Howmet Aerospace, Inc.	107	30,202
Johnson Controls Intl. PLC	459	67,317
Kawasaki Heavy Industries Ltd. - Sponsored ADR	651	4,485
Komatsu Ltd. - Sponsored ADR	179	7,763
Lennox Intl., Inc	2	832
Lincoln Electric Holdings, Inc.	669	174,816
Lockheed Martin Corp.	200	116,548
Mitsubishi Heavy Industries Ltd. - ADR	132	1,548
Nordson Corp.	17,915	5,334,729
Otis Worldwide Corp.	1,971	141,813
Parker-Hannifin Corp.	201	196,283
Rheinmetall AG - ADR	22	5,788
Rockwell Automation, Inc.	158	75,853
Rolls-Royce Holdings PLC - Sponsored ADR	12,135	240,758
Saab AB - ADR	2,328	73,076
TE Connectivity PLC	4	823
Trane Technologies PLC	5	2,275
Trimble, Inc.(a)	109,985	6,222,951
Veralto Corp.	137	12,901
Vertiv Holdings Co., Class A	306	73,920
Volvo AB - ADR	161	6,165
Westinghouse Air Brake Technologies Corp.	9	2,618
Xylem, Inc.	100	11,697
		47,645,578

Industrial Services - 7.47%
Canadian National Railway Co.	1,249	158,885
Canadian Pacific Kansas City Ltd.	7	622
Cintas Corp.	12	2,456
CSX Corp.	2,933	147,823
Deutsche Post AG - ADR	174	5,798
Everus Construction Group, Inc.(a)	23	2,885
Fluor Corp.(a)	999	50,120
GFL Environmental, Inc.	31	1,281
Knight-Swift Transportation Holdings, Inc., Class A	135,468	9,419,090
Mobility Global, Inc.(a)	38	774
Norfolk Southern Corp.	975	327,093
Old Dominion Freight Line, Inc.	14	2,970
Quanta Services, Inc.	4,919	3,282,744
Union Pacific Corp.	59,895	17,497,126
United Airlines Holdings, Inc.(a)	19	2,305
United Parcel Service, Inc., Class B	123	12,819
United Rentals, Inc.	70	75,548
Waste Management, Inc.	77,474	17,551,735
WW Grainger, Inc.	3	4,147
		48,546,221

See Notes to Financial Statements.

NPF Core Equity ETF

SCHEDULE OF INVESTMENTS

July 31, 2026 (Continued)

	Shares	Value
COMMON STOCKS - 99.53% (continued)
Insurance - 3.59%
Aflac, Inc.	56	$7,139
Allstate Corp.	75	19,806
Aon PLC, Class A	150	54,083
Arthur J Gallagher & Co.	153	38,161
Assurant, Inc.	379	105,813
Berkshire Hathaway, Inc., Class B(a)	44,510	22,768,645
Chubb Ltd.	61	21,391
Cincinnati Financial Corp.	799	141,966
Hartford Insurance Group, Inc.	23	3,264
Manulife Financial Corp.	150	6,666
Marsh & McLennan Cos., Inc.	585	110,969
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	295	3,543
Old Republic Intl. Corp.	416	17,975
Swiss Life Holding AG - ADR	23	1,361
Tokio Marine Holdings, Inc. - Sponsored ADR	203	10,284
Travelers Cos., Inc.	36	13,477
Unum Group	69	5,942
		23,330,485

Materials - 10.77%
Agnico Eagle Mines Ltd.	221	32,105
Air Products and Chemicals, Inc.	34	10,026
Anglogold Ashanti PLC	230	18,244
Ball Corp.	473,836	30,751,956
Cameco Corp.	874	75,496
Carlisle Cos., Inc.	2	720
Cie de Saint-Gobain SA - ADR	643	6,064
Commercial Metals Co.	659	45,286
Corteva, Inc.	189	14,876
CRH PLC	52	4,941
DuPont de Nemours, Inc.	43	5,891
Ecolab, Inc.	34,197	9,494,113
Franco-Nevada Corp.	115	24,486
Freeport-McMoRan, Inc., Class B	1,102	69,018
Heidelberg Materials AG	77	2,867
Linde PLC	36,427	17,425,948
MDU Resources Group, Inc.	94	1,875
Newmont Corp.	218	20,429
Nutrien Ltd.	79	5,457
PPG Industries, Inc.	188	20,778
Ramaco Resources, Inc., Class A(a)	500	4,585
Rio Tinto PLC - Sponsored ADR	34	3,293
Sherwin-Williams Co.	34,573	11,784,207
Steel Dynamics, Inc.	15	3,769
UFP Industries, Inc.	1,299	112,675
Vulcan Materials Co.	190	51,028
Wheaton Precious Metals Corp.	200	21,806
		70,011,939

Media - 6.33%
Alphabet, Inc., Class A	100,450	35,773,259
Alphabet, Inc., Class C	9,467	3,376,406
Booking Holdings, Inc.	25	4,823
Comcast Corp., Class A	938	22,474
Electronic Arts, Inc.	5	1,049
Fox Corp., Class B	71	3,688
	Shares	Value
COMMON STOCKS - 99.53% (continued)
Media - 6.33% (continued)
Liberty Media Corp., Class C(a)	14	$1,374
Match Group, Inc.	32	1,261
Meta Platforms, Inc., Class A	3,157	1,757,533
Netflix, Inc.(a)	431	30,907
Omnicom Group, Inc.	16	1,259
Prosus NV - Sponsored ADR	349	3,235
Reddit, Inc., Class A(a)	25	3,517
Roku, Inc., Class A(a)	10	1,450
Spotify Technology SA(a)	24	11,999
Tencent Holdings Ltd. - ADR	81	4,976
Uber Technologies, Inc.(a)	9	633
VeriSign, Inc.	22	6,380
Versant Media Group, Inc.	24	864
Walt Disney Co.	1,155	111,099
Warner Bros Discovery, Inc.(a)	209	5,497
		41,123,683

Oil & Gas - 0.33%
Antero Midstream Corp.	75	1,648
BP PLC - Sponsored ADR	328	14,832
Chevron Corp.	2,435	479,281
ConocoPhillips	4,394	529,389
Devon Energy Corp.	585	26,401
DT Midstream, Inc.	99	13,662
Enbridge, Inc.	296	16,120
EOG Resources, Inc.	6	892
EQT Corp.	250	13,323
ExxonMobil Holdings Corp.	1,183	183,886
Kinder Morgan, Inc.	4,996	160,771
Marathon Petroleum Corp., Class A	286	90,510
Petroleo Brasileiro SA - Sponsored ADR	75	1,455
Phillips 66	628	132,935
SLB Ltd.	450	22,316
Suncor Energy, Inc.	56	3,768
Targa Resources Corp.	106	28,659
Texas Pacific Land Corp.	330	132,851
TotalEnergies SE	553	48,587
Valero Energy Corp.	706	220,907
Williams Cos., Inc.	457	32,694
		2,154,887

Real Estate - 0.06%
AvalonBay Communities, Inc.	154	28,584
Digital Realty Trust, Inc.	131	24,696
Healthpeak Properties, Inc.	94	2,052
Mid-America Apartment Communities, Inc.	17	2,250
Realty Income Corp.	1,342	85,713
Tanger, Inc.	388	15,776
VICI Properties, Inc.	119	3,136
Welltower, Inc.	1,032	241,942
		404,149

See Notes to Financial Statements.

NPF Core Equity ETF

SCHEDULE OF INVESTMENTS

July 31, 2026 (Continued)

	Shares	Value
COMMON STOCKS - 99.53% (continued)
Renewable Energy - 0.01%
First Solar, Inc.(a)	297	$62,676

Retail & Wholesale - Discretionary - 5.55%
Alibaba Group Holding Ltd. - Sponsored ADR	250	30,563
Amazon.com, Inc.(a)	88,304	23,981,600
Burlington Stores, Inc.(a)	2	737
Copart, Inc.(a)	13,988	407,331
Dick’s Sporting Goods, Inc.	34	6,661
eBay, Inc.	21	2,394
Home Depot, Inc.	16,540	5,490,618
Industria de Diseno Textil SA - ADR	314	5,131
Lowe’s Cos., Inc.	117	24,314
MercadoLibre, Inc.(a)	16	30,047
O’Reilly Automotive, Inc.(a)	1,014	90,601
QXO, Inc.(a)	624	8,299
Ross Stores, Inc.	4	1,004
Sea Ltd. - ADR(a)	235	25,084
TJX Cos., Inc.	37,848	5,955,004
Tractor Supply Co.	100	3,077
Williams-Sonoma, Inc.	4	915
		36,063,380

Retail & Wholesale - Staples - 0.03%
PriceSmart, Inc.	61	11,829
Sysco Corp.	1,822	155,307
Target Corp.	29	4,190
Tesco PLC - Sponsored ADR	236	4,689
		176,015

Software & Tech Services - 20.64%
Accenture PLC, Class A	184	30,529
Adobe, Inc.(a)	16,013	4,009,815
Autodesk, Inc.(a)	6	1,405
Automatic Data Processing, Inc.	682	181,726
Cadence Design Systems, Inc.(a)	22	7,481
Cloudflare, Inc., Class A(a)	27	7,533
Crowdstrike Holdings, Inc., Class A(a)	140	26,720
EPAM Systems, Inc.(a)	65,219	6,884,518
Fiserv, Inc.(a)	544	29,343
Fortinet, Inc.(a)	17	2,753
Fujitsu Ltd. - ADR	64	1,464
Gartner, Inc.(a)	58	8,759
HubSpot, Inc.(a)	10,852	2,575,831
Intl. Business Machines Corp.	226	50,545
Intuit, Inc.	19	6,005
Mastercard, Inc., Class A	26,240	15,038,144
Microsoft Corp.	139,649	64,897,683
MongoDB, Inc., Class A(a)	2	675
Palo Alto Networks, Inc.(a)	244	80,967
PayPal Holdings, Inc.	162	9,268
Salesforce, Inc.	154	28,339
SAP SE - Sponsored ADR	73	13,404
Shopify, Inc., Class A(a)	167	19,564
Snowflake, Inc., Class A(a)	70	20,530
SS&C Technologies Holdings, Inc.	76,621	5,903,648
	Shares	Value
COMMON STOCKS - 99.53% (continued)
Software & Tech Services - 20.64% (continued)
Synopsys, Inc.(a)	13	$5,054
Tyler Technologies, Inc.(a)	13,371	4,139,662
Veeva Systems, Inc., Class A(a)	649	132,253
Verisk Analytics, Inc., Class A	49,579	9,660,468
Visa, Inc., Class A	55,564	20,343,647
		134,117,733

Tech Hardware & Semiconductors - 19.07%
Advanced Micro Devices, Inc.(a)	394	187,603
Advantest Corp. - Sponsored ADR	68	13,442
Analog Devices, Inc.	486	178,561
Apple, Inc.	13,557	4,187,893
Applied Materials, Inc.	56,504	28,685,386
Arista Networks, Inc.(a)	21,671	3,908,365
ASE Technology Holding Co. Ltd. - ADR	2,045	71,923
ASML Holding NV - Sponsored ADR	15	24,435
Astera Labs, Inc.(a)	35	10,893
Broadcom, Inc.	1,144	445,336
Coherent Corp.(a)	52,363	13,765,709
F5, Inc.(a)	6	2,415
HP, Inc.	165	4,500
Intel Corp.(a)	669	60,344
KLA Corp.	55,684	10,180,149
Lam Research Corp.	318	93,180
Monolithic Power Systems, Inc.	3	4,278
Motorola Solutions, Inc.	24,663	10,746,902
NetApp, Inc.	25	4,463
NVIDIA Corp.	111,700	22,423,775
ON Semiconductor Corp.(a)	110	8,977
QUALCOMM, Inc.	679	100,227
Semtech Corp.(a)	411	48,424
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	59,340	23,988,195
Teradyne, Inc.	7	2,574
Texas Instruments, Inc.	441	121,601
Zebra Technologies Corp., Class A(a)	15,945	4,684,960
		123,954,510
Telecommunications - 0.01%
AT&T, Inc.	939	21,832
Deutsche Telekom AG - Sponsored ADR	151	4,655
NTT, Inc. - ADR	290	6,951
SoftBank Corp. - ADR	579	8,112
SoftBank Group Corp. - ADR	368	5,693
T-Mobile US, Inc.	6	1,036
Verizon Communications, Inc.	665	31,129
		79,408

Utilities - 0.09%
American Electric Power Co., Inc.	35	4,475
Atmos Energy Corp.	18	3,110
CMS Energy Corp.	65	4,679
Consolidated Edison, Inc.	799	86,971
Dominion Energy, Inc.	899	62,184
DTE Energy Co.	100	14,187
Duke Energy Corp.	802	100,595

See Notes to Financial Statements.

NPF Core Equity ETF

SCHEDULE OF INVESTMENTS

July 31, 2026 (Continued)

	Shares	Value
COMMON STOCKS - 99.53% (continued)
Utilities - 0.09% (continued)
Entergy Corp.	374	$40,250
Evergy, Inc.	19	1,577
FirstEnergy Corp.	659	31,836
Iberdrola SA - Sponsored ADR	96	9,171
National Fuel Gas Co.	200	16,462
NextEra Energy, Inc.	608	52,847
NRG Energy, Inc.	29	3,895
Ormat Technologies, Inc.	140	13,661
PPL Corp.	112	3,944
Public Service Enterprise Group, Inc.	60	4,601
Talen Energy Corp.(a)	92	30,737
UGI Corp.	149	5,382
Vistra Corp.	170	25,192
WEC Energy Group, Inc.	304	33,264
Xcel Energy, Inc.	187	14,623
		563,643

TOTAL COMMON STOCKS
(Cost $377,293,211)		646,807,889

	Shares	Value
RIGHTS - 0.00%(a)
Hologic CVR 2027
Subscription Price $0.01, Expires 9/25/27	2,006	—

TOTAL RIGHTS
(Cost $—)		—

	Shares	Value
MONEY MARKET FUNDS - 0.48%
State Street Institutional US Government Money Market Fund, Institutional Class, 3.37% (7-day yield)(b)	3,099,211	3,099,211

TOTAL MONEY MARKET FUNDS
(Cost $3,099,211)		3,099,211

TOTAL INVESTMENTS - 100.01%
(Cost $380,392,422)		$649,907,100

Liabilities in Excess of Other Assets - (0.01)%		(64,482)

NET ASSETS - 100.00%		$649,842,618

(a)	Non-income producing security.
(b)	Rate disclosed is a 7-Day Yield as of July 31, 2026.

Investment Abbreviations:

AB – Aktiebolag (Swedish: Limited Liability Company)

ADR - American Depositary Receipt

AG - Aktiengesellschaft (German: Stock Corporation)

ASA - Allnennaksjegelskap (Norwegian: Public Limited Company)

A/S - Aktieselskab (Danish: Joint Stock Company)

CVR - Contingent Value Right

Intl. – International

Ltd. – Limited

NV - Naamloze Vennootschap (Dutch: Public Limited Company)

PLC - Public Limited Company

SA - Sociedad Anónima (Portuguese/Spanish: Public Limited Company)

SA - Société Anonyme (French: Public Limited Company)

SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(Spanish: Publicly Traded Company)

SCA - Société en Commandite (French: Limited Partnership)

SE - Société Européenne (French: European Society/Company)

SpA - Società per azioni (Italian: Joint Stock Company)

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

NPF Core Equity ETF

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2026

ASSETS:
Investments, at value	$649,907,100
Cash	5
Dividends receivable	153,437
Total Assets	650,060,542
LIABILITIES:
Payable to Investment Advisor	217,924
Total Liabilities	217,924
NET ASSETS	$649,842,618

NET ASSETS CONSIST OF
Paid in capital	$386,857,704
Total distributable earnings	262,984,914
NET ASSETS	$649,842,618

INVESTMENTS, AT COST	$380,392,422

Net asset value:
Net assets	$649,842,618
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	23,415,445
Net asset value, price per share	$27.75

See Notes to Financial Statements.

NPF Core Equity ETF

STATEMENT OF OPERATIONS

For the Period March 10, 2026 (Commencement of Operations) through July 31, 2026

INVESTMENT INCOME:
Dividends*	$2,074,170
Total Investment Income	2,074,170
EXPENSES:
Investment advisory fees	965,241
Total Expenses	965,241
NET INVESTMENT INCOME	1,108,929
Net realized gain/(loss) on:
Investments	(7,638,621)
Investments sold in-kind	93,191,071
Foreign currency related transactions	(70)
Total Net Realized Gain	85,552,380
Net change in unrealized appreciation/depreciation on:
Investments	(21,760,321)
Total Net Change in Unrealized Appreciation/Depreciation	(21,760,321)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	63,792,059
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$64,900,988
*Foreign taxes withheld on dividends	$25,844

See Notes to Financial Statements.

NPF Core Equity ETF

STATEMENT OF CHANGES IN NET ASSETS

For the Period
March 10, 2026
(Commencement of
Operations) through
July 31, 2026
OPERATIONS
Net investment income	$1,108,929
Net realized gain	85,552,380
Net change in unrealized appreciation/depreciation	(21,760,321)
Net increase in net assets resulting from operations	64,900,988
BENEFICIAL INTEREST TRANSACTIONS
Shares sold	136,858,092
Shares issued in connection with reorganization (Note 1)	585,886,139
Shares redeemed	(137,802,601)
Net increase in net assets derived from share transactions	584,941,630
Net increase in net assets	649,842,618
NET ASSETS
Beginning of period	—
End of period	$649,842,618

See Notes to Financial Statements.

NPF Core Equity ETF

FINANCIAL HIGHLIGHTS

	For the Period
	March 10, 2026
	(Commencement of
	Operations) through
	July 31, 2026
Net Asset Value - Beginning of Period	$25.00	(a)

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.05
Net realized and unrealized gain on investments	2.70
Total from Investment Operations	2.75

Net Increase in net asset value	2.75
Net Asset Value - End of Period	$27.75
TOTAL RETURN(c)	11.00%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$649,843
Ratio of net operating expenses to average net assets	0.40	%(d)
Ratio of net investment income to average net assets	0.46	%(d)
Portfolio turnover rate(e)(f)	19%

(a)	The net asset value at the beginning of the period represents initial shares outstanding on March 10, 2026 (Commencement of Operations).
(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

NPF Core Equity ETF

NOTES TO FINANCIAL STATEMENTS

July 31, 2026

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to one series of the Trust, NPF Core Equity ETF (the “Fund”). The Fund’s investment objective is to provide long-term capital appreciation, and as a secondary objective, current income, and is a non-diversified open-end management company registered under the 1940 Act. The Fund commenced operations on March 10, 2026.

The Fund currently offers an unlimited number of shares of a single class, without par value, which are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). The Fund issues and redeems shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value (“NAV”) per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Fund does not issue fractional Creation Units. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended.

The Fund is considered a single operating segment, and its performance and operating results are reviewed to make informed decisions regarding performance. An operating segment is a component of a Fund that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the Fund’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements. The lead Portfolio Manager acts as the Fund’s CODM.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Schedule of Investments. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update 2013-08.

Portfolio Valuation: The net asset value (“NAV”) per share of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of the Fund’s total assets less its liabilities by the number of shares outstanding.

Domestic equity securities traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Investments in money market funds, including short-term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Securities for which market quotations are not readily available, including circumstances under which Norris Perne and French LLP d/b/a NPF Investment Advisors (the “Adviser”) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Fund’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board.

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

NPF Core Equity ETF

NOTES TO FINANCIAL STATEMENTS

July 31, 2026 (Continued)

The following is a summary of the Fund’s investments in the fair value hierarchy as of July 31, 2026:

NPF Core Equity ETF

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Prices	Observable Inputs	Unobservable Inputs	Total
Common Stocks	$646,807,889	$—	$—	$646,807,889
Rights	—	—	—	—
Money Market Funds	3,099,211	—	—	3,099,211
Total	$649,907,100	$—	$—	$649,907,100

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

In-Kind Seeding: The capital required to purchase the initial shares of the Fund was provided by in-kind seeding. The Fund was seeded through the exchange of ETF shares for securities held by a revocable trust and a limited liability company (the “Transferors”) on March 10, 2026. The transaction was structured as a tax-free exchange of shares. The Fund carried forward the historical cost basis of investments and cumulative unrealized gains and losses as reported by the Transferors prior to the in-kind seeding to align ongoing financial reporting. Investment companies carry substantially all their assets at fair value for periodic and ongoing reporting. The primary use of historical cost basis is to determine both realized and unrealized gains and losses.

The transaction resulted in the following:

Initial Fair Value of Securities Acquired by Fund	585,886,139
Cost Basis	294,611,140
Net Unrealized Gain	291,274,999

The above securities as well as $4,750 of cash were contributed in exchange for 23,435,445 shares at a NAV of $25.00.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to the Fund. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the effective yield method.

Cash and Cash Equivalents: Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Distributions to Shareholders: Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are declared and distributed at least annually.

Federal Income Tax: For federal income tax purposes, the Fund currently intends to qualify, as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its earnings to its stockholders. Accordingly, no provision for federal income or excise taxes has been made.

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

As of and during the period ended July 31, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. As of July 31, 2026, there were no interest or penalties incurred by the Fund. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. There are no uncertain tax positions that require a provision for income taxes.

NOTE 3 - ADVISORY FEES AND OTHER AFFILIATED TRANSACTIONS

Pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay substantially all of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, securities lending and other non-distribution related services necessary for the Fund to operate, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expense on securities sold short, taxes and related services, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, any distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses and other non-routine or extraordinary expenses.

Vident Asset Management (“VA” or the “Sub-Adviser”), serves as the sub-adviser to the Fund. Pursuant to a Sub-Advisory Agreement between the Trust, the Adviser, and the Sub-Adviser, the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund. For the services it provides to the Fund, the Sub-Adviser is compensated by the Adviser out of its unitary management fee.

NPF Core Equity ETF

NOTES TO FINANCIAL STATEMENTS

July 31, 2026 (Continued)

Paralel Technologies LLC (the “Administrator”), the parent company of the Distributor, serves as the Fund’s administrator and fund accountant pursuant to an Administration and Fund Accounting Agreement. The Administrator provides the Fund with certain administrative, tax and accounting services. Fees for these services are paid by the Adviser out of its unitary management fee.

The Distributor, a wholly owned subsidiary of the Administrator, acts as the principal underwriter for the Fund and distributes shares pursuant to a Distribution Agreement. Shares are continuously offered for sale by the Distributor only in Creation Units as described in Note 1. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority.

State Street Bank and Trust Company (“State Street”) serves as the custodian of the Fund’s assets pursuant to a Custody Agreement and as the transfer agent pursuant to a Transfer Agent Agreement. Fees for these services are paid by the Adviser out of its unitary management fee.

The officers and the Interested Trustee of the Trust are officers or employees of the Administrator and/or Distributor. No persons (other than the Independent Trustees) receive compensation for acting as a trustee or officer. For their services, Independent Trustees receive a quarterly retainer, meeting fees, as well as reimbursement for reasonable travel, lodging and other expenses in connection with attendance at meetings. Trustee fees and expenses are paid by the Adviser out of its unitary management fee.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the period March 10, 2026 (Commencement of Operations) through July 31, 2026, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
NPF Core Equity ETF	$120,102,676	$120,699,348

For the period March 10, 2026 (Commencement of Operations) through July 31, 2026, in-kind transactions associated with creations and redemptions were as follows:

Fund	In-Kind Purchases	In-Kind Sales
NPF Core Equity ETF	$135,448,997	$137,721,526

NOTE 5 - BENEFICIAL INTEREST TRANSACTIONS

Shares are purchased from or redeemed by the Fund only in Creation Unit size aggregations generally of 20,000 Shares with Authorized Participants. Authorized Participants must be either broker-dealers or other participants in the clearing process through the Continuous Net Settlement System of the NSCC, clearing agencies registered with the SEC, or DTC Participants and must execute a Participant Agreement with the Distributor and accepted by State Street. Transactions of Creation Units generally consist of an in-kind designated portfolio of securities (“Deposit Securities”), with a cash component equal to the difference between the Deposit Securities and the NAV per unit of the Fund on the transaction date. The Fund may require cash to replace Deposit Securities if such securities are not available in sufficient quantities for delivery, are not eligible to be transferred or traded, are restricted under securities laws, or as a result of other situations.

Beneficial Interest transactions were as follows:

For the Period
March 10, 2026
(Commencement of
Operations) through
July 31, 2026
NPF Core Equity ETF
Shares sold	5,420,190
Shares issued in connection with reorganization	23,435,445
Shares redeemed	(5,440,190)
Net increase in shares outstanding	23,415,445

NOTE 6 - TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

As determined on July 31, 2026, permanent differences resulting primarily from in-kind redemptions were reclassified at fiscal year-end. These reclassifications had no effect on net increase in net assets resulting from operations, net assets applicable to common stockholders or net asset value per common share outstanding. Permanent book and tax basis differences of the below were reclassified at July 31, 2026 among paid-in capital and total distributable earnings/ (accumulated deficit) for the Fund.

		Total Distributable
Fund	Paid-in Capital	Earnings
NPF Core Equity ETF	$93,191,073	$(93,191,073)

No distributions occurred during the year ended July 31, 2026.

NPF Core Equity ETF

NOTES TO FINANCIAL STATEMENTS

July 31, 2026 (Continued)

The amount of net unrealized appreciation/depreciation and the cost of investment securities for tax purposes at July 31, 2026 were as follows:

	Gross	Gross	Net		Cost of
	Appreciation	Depreciation	Appreciation/	Net Unrealized	Investments for
	(excess of value	(excess of tax	(Depreciation)	Appreciation/	Income Tax
	over tax cost)(a)	cost over value)(a)	of Foreign Currency	(Depreciation)(a)	Purposes(a)
NPF Core Equity ETF	$276,473,300	$(6,963,424)	$—	$269,509,876	$380,397,224

(a)	Represents cost and unrealized appreciation/(depreciation) for federal income tax purposes and differs from the cost and unrealized appreciation/ (depreciation) for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to investments in passive foreign investment companies.

As of July 31, 2026, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

Undistributed
	Net	Accumulated Net	Unrealized	Other
	Investment	Realized	Appreciation/	Accumulated
	Income/(Loss)	Gain/(Loss)	(Depreciation)	Gain/(Loss)	Total
NPF Core Equity ETF	$1,113,661	$(7,638,623)	$269,509,876	$—	$262,984,914

As of July 31, 2026, the following amounts were available as capital loss carry forwards to the next year:

	No Expiration	No Expiration
Fund	Short-Term	Long-Term
NPF Core Equity ETF	$(3,094,220)	$(4,544,403)

NOTE 7 - INDEMNIFICATIONS

In the normal course of business, the Trust or Fund enters into contracts that contain a variety of representations which provide general indemnifications. Additionally, the Declaration of Trust provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust against certain liabilities arising out of the performance of their duties. The Fund’s maximum exposure under these arrangements is unknown, however, the Fund expects the risk of loss to be remote.

NOTE 8 - SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date these financial statements were issued and has determined that there were no subsequent events to report through the issuance of these financial statements.

NPF Core Equity ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of NPF Core Equity ETF and Board of Trustees of Elevation Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of NPF Core Equity ETF (the “Fund”), a series of Elevation Series Trust, as of July 31, 2026, the related statements of operations and changes in net assets, and the financial highlights for the period March 10, 2026 (commencement of operations) through July 31, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations, the changes in net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2026.

COHEN & COMPANY, LTD.

Greenwood Village, Colorado

September 25, 2026

NPF Core Equity ETF

UNAUDITED TAX DESIGNATIONS AND ADDITIONAL INFORMATION

July 31, 2026 (Unaudited)

The Fund will notify shareholders in early 2027 of amounts paid to them by the Fund, if any, during the calendar year 2026.

PROXY VOTING

The policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities held by the Fund are available, without charge, (i) on the SEC’s website at www.sec.gov or (ii) by calling toll-free 1-800-748-0544. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge at (i) www.sec.gov or (ii) by calling toll-free 1-800-748-0544 or (iii) the Fund’s website at https://npfinvestetfs.com/etfs/npfe/.

RiverNorth Active Income ETF

(Cboe BZX Exchange, Inc.: CEFZ)

Annual Financial Statements

July 31, 2026

RiverNorth Active Income ETF

SCHEDULE OF INVESTMENTS

July 31, 2026

	Shares	Value
BUSINESS DEVELOPMENT COMPANIES - 5.31%
Blue Owl Capital Corp.	36,955	$397,266
Blue Owl Technology Finance Corp.	110,593	1,099,295
Carlyle Secured Lending, Inc.	19,736	197,163
Crescent Capital BDC, Inc.	18,352	200,587
New Mountain Finance Corp.	28,603	197,075

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $2,210,181)		2,091,386

	Shares	Value
COMMON STOCKS - 2.03%
Financial Services - 1.05%
Sixth Street Specialty Lending, Inc.	24,188	415,066

Real Estate - 0.98%
Howard Hughes Holdings, Inc.(a)	6,036	385,821

TOTAL COMMON STOCKS
(Cost $802,174)		800,887

	Shares	Value
CLOSED-END FUNDS - 80.68%
Barings Corporate Investors	7,280	120,353
Barings Participation Investors	3,289	53,479
BlackRock Corporate High Yield Fund, Inc.	146,408	1,222,507
BlackRock Health Sciences Term Trust	89,102	1,379,299
BlackRock Multi-Sector Income Trust	24,962	305,285
BlackRock Science and Technology Term Trust	64,471	1,832,910
BlackRock Technology and Private
Equity Term Trust	32,012	257,697
Blackstone Senior Floating Rate 2027 Term Fund	81,056	1,049,675
Bluerock Private Real Estate Fund	11,921	143,886
Calamos Long/Short Equity & Dynamic Income Trust	91,440	1,206,094
Calamos Strategic Total Return Fund	35,884	722,704
Clough Global Dividend and Income Fund	70,130	441,118
Clough Global Equity Fund	212,215	1,723,186
Clough Global Opportunities Fund	214,201	1,250,934
Cohen & Steers Quality Income Realty Fund, Inc.	8,242	103,684
Credit Suisse High Yield Credit Fund	114,786	200,875
First Trust High Yield Opportunities 2027 Term Fund	36,562	498,340
Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	12,615	115,301
FS Credit Opportunities Corp.	215,200	1,065,240
FS Specialty Lending Fund	99,687	1,110,513
Gabelli Equity Trust, Inc.	146,338	820,956
Guggenheim Strategic Opportunities Fund	46,721	491,038
India Fund, Inc.	8,996	105,343
Kayne Anderson Energy Infrastructure Fund	65,677	960,198
	Shares	Value
CLOSED-END FUNDS - 80.68% (continued)
Liberty All-Star Equity Fund	135,084	$784,838
Neuberger High Yield Strategies Fund, Inc.	31,542	189,252
Pershing Square Holdings Ltd.	33,612	1,707,490
Pershing Square USA Ltd.(a)	101,144	3,792,900
PIMCO Dynamic Income Fund	11,609	185,744
PIMCO Dynamic Income Strategy Fund	3,877	82,813
Royce Micro-Cap Trust, Inc.	114,687	1,562,037
Royce Small-Cap Trust, Inc.	80,331	1,453,188
Saba Capital Income & Opportunities Fund	60,224	398,081
Saba Capital Income & Opportunities Fund II	293,375	2,417,410
Special Opportunities Fund, Inc.	17,456	229,197
Tortoise Energy Infrastructure Corp.	4,634	198,706
Total Return Securities Fund(a)	10,252	60,487
Western Asset Inflation-Linked Opportunities & Income Fund	185,178	1,529,570

TOTAL CLOSED-END FUNDS
(Cost $27,988,285)		31,772,328

	Shares	Value
EXCHANGE-TRADED FUNDS - 9.67%
Invesco RAFI Emerging Markets ETF	63,100	1,829,900
iShares Flexible Income Active ETF	38,074	1,979,467

TOTAL EXCHANGE-TRADED FUNDS
(Cost $3,177,878)		3,809,367

	Shares	Value
MONEY MARKET FUNDS - 2.43%
State Street Institutional Treasury Money Market Fund, 3.62% (7-day yield)(b)	954,998	954,998

TOTAL MONEY MARKET FUNDS
(Cost $954,998)		954,998

TOTAL INVESTMENTS - 100.12%
(Cost $35,133,516)		$39,428,966

Liabilities in Excess of Other Assets - (0.12)%		(48,888)

NET ASSETS - 100.00%		$39,380,078

(a)	Non-income producing security.

(b)	Rate disclosed is a 7-Day Yield as of July 31, 2026.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

3

RiverNorth Active Income ETF

SCHEDULE OF INVESTMENTS

July 31, 2026 (Continued)

Bullet Total Return Swap Contracts

Reference Index Return		Rate Paid by the			Value/Net Unrealized
Received by the Fund(a)	Counterparty	Fund(a)	Termination Date	Notional Amount	Depreciation
Saba Capital Income & Opportunities Fund II	TD Securities	OBFR + 45 bps	1/21/28	$824	$(1)
				$824	$(1)

(a)	Payments are netted and settled when the swap contract closes.

Investment Abbreviations:

BDC – Business Development Company

Bps – Basis points (1 bp = 0.01%)

Ltd. – Limited

OBFR – Overnight Bank Funding Rate

See Notes to Financial Statements.

4

RiverNorth Active Income ETF

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2026

ASSETS:
Investments, at value	$39,428,966
Foreign currencies, at value	801
Dividends receivable	26,839
Total Assets	39,456,606
LIABILITIES:
Payable to Investment Advisor	29,933
Payable for investments purchased	46,576
Unrealized depreciation on bullet total return swap contracts	1
Other payables and accrued expenses	18
Total Liabilities	76,528
NET ASSETS	$39,380,078

NET ASSETS CONSIST OF
Paid in capital	$36,104,055
Total distributable earnings	3,276,023
NET ASSETS	$39,380,078

INVESTMENTS, AT COST	$35,133,516
FOREIGN CURRENCIES, AT COST	$801

Net asset value:
Net assets	$39,380,078
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,884,455
Net asset value, price per share	$8.06

See Notes to Financial Statements.

5

RiverNorth Active Income ETF

STATEMENTS OF OPERATIONS

	For the Period	For the Year
	October 1, 2025	Ended
	to	September 30,
	July 31, 2026(a)	2025(b)
INVESTMENT INCOME:
Dividends	$1,383,790	$1,407,991
Interest and other income	1,149	265,636
Total Investment Income	1,384,939	1,673,627
EXPENSES:
Investment advisory fees	279,560	406,224
Administrative fees	—	32,993
Custodian fees	2,850	5,747
Legal fees	2,126	9,579
Trustee fees	6	4,781
Registration fees	—	36,148
Transfer agent fees	—	49,966
Audit fees	—	27,118
Compliance expenses	—	15,115
Facility loan fees	—	7,541
12b-1 fees – Class R shares(c)	—	28,975
Other expenses	2,164	16,984
Total Expenses	286,706	641,171
NET INVESTMENT INCOME	1,098,233	1,032,456
Net realized gain/(loss) on:
Investments	2,264,088	2,705,720
Investments sold in-kind	592,849	169,092
Bullet total return swap contracts	(52)	—
Foreign currency related transactions	27	—
Total Net Realized Gain	2,856,912	2,874,812
Long-term capital gain distributions from other investment companies	441,215	108,965
Net change in unrealized appreciation/depreciation on:
Investments	(1,858,378)	981,753
Bullet total return swap contracts	(1)	—
Foreign currency related translations	(35)	15
Total Net Change in Unrealized Appreciation/Depreciation	(1,858,414)	981,768
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,439,713	3,965,545
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,537,946	$4,998,001

(a)	Effective July 1, 2026, the Board of Trustees of Elevation Series Trust approved changing the fiscal year-end of the Fund from September 30 to July 31.

(b)	The Fund acquired all of the assets and liabilities of RiverNorth Core Opportunity Fund, a series of the RiverNorth Funds (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 1, 2025. Performance and financial history of the Predecessor Fund’s Class R Shares have been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 1, 2025, reflects that of the Predecessor Fund’s Class R Shares, which ceased operations as of the date of the reorganization.

(c)	The Board of Trustees of the RiverNorth Funds approved the termination of the Predecessor Fund’s Class R share Rule 12b-1 plan, effective June 30, 2025.

See Notes to Financial Statements.

6

RiverNorth Active Income ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Period	For the Year	For the Year
	October 1, 2025	Ended September	Ended September
	to July 31, 2026(a)	30, 2025(b)	30, 2024(b)
OPERATIONS
Net investment income	$1,098,233	$1,032,456	$1,191,185
Net realized gain	2,856,912	2,874,812	1,118,215
Long-term capital gain distributions from other investment companies	441,215	108,965	7,043
Net change in unrealized appreciation/depreciation	(1,858,414)	981,768	7,775,920
Net increase in net assets resulting from operations	2,537,946	4,998,001	10,092,363
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Shares of beneficial interest(c)	(2,450,430)	(1,343,665)	(1,512,964)
Class I(d)	—	(1,204,425)	(838,913)
From tax return of capital
Shares of beneficial interest(c)	(703,505)	(207,998)	—
Class I(d)	—	(139,581)	—
Net decrease in net assets from distributions	(3,153,935)	(2,895,669)	(2,351,877)
BENEFICIAL INTEREST TRANSACTIONS(c)
Shares sold	6,780,711	953,782	260,679
Dividends reinvested	—	928,057	830,330
Shares redeemed	(2,560,940)	(5,983,421)	(4,411,797)
Shares issued in connection with reorganization (Note 1)	—	22,163,161	—
Net increase/decrease in net assets derived from share transactions	4,219,771	18,061,579	(3,320,788)
Class I(d)
Shares sold	—	2,084,480	2,025,510
Dividends reinvested	—	1,236,113	1,385,727
Shares redeemed	—	(11,202,871)	(5,391,971)
Shares redeemed in connection with reorganization (Note 1)	—	(22,163,161)	—
Net decrease in net assets derived from share transactions	—	(30,045,439)	(1,980,734)
Net increase/(decrease) in net assets	3,603,782	(9,881,528)	2,438,964
NET ASSETS
Beginning of period	35,776,296	45,657,824	43,218,860
End of period	$39,380,078	$35,776,296	$45,657,824

(a)	Effective July 1, 2026, the Board of Trustees of Elevation Series Trust approved changing the fiscal year-end of the Fund from September 30 to July 31.

(b)	The Fund acquired all of the assets and liabilities of RiverNorth Core Opportunity Fund, a series of the RiverNorth Funds (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 1, 2025. Performance and financial history of the Predecessor Fund’s Class R Shares have been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 1, 2025, reflects that of the Predecessor Fund’s Class R Shares, which ceased operations as of the date of the reorganization.

(c)	Distributions and beneficial interest transactions reflect the effects of the tax free reorganization from the Predecessor Fund’s Class R Shares on August 1, 2025.

(d)	After the close of business on July 7, 2025, Class I shares of the Predecessor Fund were converted to Class R shares of the Predecessor Fund.

See Notes to Financial Statements.

7

RiverNorth Active Income ETF

FINANCIAL HIGHLIGHTS

	For the Period		For the Year	For the Year	For the Year	For the Year	For the Year
	October 1,		Ended	Ended	Ended	Ended	Ended
	2025 to July 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2026(a)		2025(b)	2024(b)	2023(b)	2022(b)	2021(b)
Net Asset Value - Beginning of Period	$8.20		$7.73	$6.51	$6.13	$9.31	$7.44

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.24		0.19	0.18	0.30	0.14	0.25
Net realized and unrealized gain/(loss) on investments	0.30		0.83	1.41	0.38	(1.39)	2.12
Total from Investment Operations	0.54		1.02	1.59	0.68	(1.25)	2.37

DISTRIBUTIONS:
From net investment income	(0.30)		(0.48)	(0.37)	(0.28)	(0.26)	(0.37)
Net realized gains	(0.23)		—	—	—	(1.61)	(0.13)
From tax return of capital	(0.15)		(0.07)	—	(0.02)	(0.06)	—
Total Distributions	(0.68)		(0.55)	(0.37)	(0.30)	(1.93)	(0.50)

Net Increase/(Decrease) in net asset value	(0.14)		0.47	1.22	0.38	(3.18)	1.87
Net Asset Value - End of Period	$8.06		$8.20	$7.73	$6.51	$6.13	$9.31
TOTAL RETURN(d)	6.84%		13.84%	24.83%	11.07%	(16.88%)	32.58%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$39,380		$35,776	$16,135	$16,557	$17,380	$25,705
Ratio of net operating expenses to average net assets(e)	0.91	%(f)	1.55%	1.84%	1.74%	1.64%	1.58%
Ratio of net investment income to average net assets(e)	3.50	%(f)	2.50%	2.45%	4.51%	1.86%	2.88%
Portfolio turnover rate(g)(h)	73%		58%	41%	60%	106%	182%

(a)	Effective July 1, 2026, the Board of Trustees of Elevation Series Trust approved changing the fiscal year-end of the Fund from September 30 to July 31.

(b)	The Fund acquired all of the assets and liabilities of RiverNorth Core Opportunity Fund, a series of the RiverNorth Funds (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on August 1, 2025. Performance and financial history of the Predecessor Fund’s Class R Shares have been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on August 1, 2025, reflects that of the Predecessor Fund’s Class R Shares, which ceased operations as of the date of the reorganization.

(c)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented on the Schedule of Investments.

(f)	Annualized.

(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

(h)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements.

8

RiverNorth Active Income ETF

NOTES TO FINANCIAL STATEMENTS

July 31, 2026

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to one series of the Trust, RiverNorth Active Income ETF (the “Fund”). The Fund’s investment objective is to provide long-term capital appreciation and income and is a diversified open-end management company registered under the 1940 Act.

The Fund commenced operations on December 27, 2006 as RiverNorth Core Opportunity Fund, a mutual fund that was a series of the RiverNorth Funds (the “Predecessor Fund”). On April 3, 2025, the Board of Trustees of RiverNorth Funds approved a tax-free reorganization wherein all of the assets and liabilities of the Predecessor Fund were acquired by the Fund in exchange for whole shares of beneficial interest, no par value per share, of the Fund. The Agreement and Plan of Reorganization approved by the Board of Trustees also contained provisions for the merging of the Fund’s Class I share class into the Class R share class which took place on July 7, 2025 and the termination of the Fund’s Class R share Rule 12b-1 plan which occurred on June 30, 2025. In connection with this acquisition as of the close of business on August 1, 2025, shares of the Predecessor Fund’s Class R shares were exchanged for an equivalent number of shares of the Fund, and the Fund’s net assets and net asset value (“NAV”) per share of $35,169,145 and $7.86, respectively, shares outstanding of 4,474,446, net unrealized appreciation/depreciation of $3,669,232 and the results of operations of the Fund were unchanged from that of the Predecessor Fund as a result of the reorganization. RiverNorth Capital Management, LLC, the Fund’s sub-adviser, was the investment adviser to the Predecessor Fund. The Predecessor Fund had an investment objective substantially similar to that of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information in these financial statements and notes to the financial statements for the periods prior to the close of business on August 1, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

Effective July 1, 2026, the Board of Trustees of Elevation Series Trust approved changing the fiscal year-end of the Fund from September 30 to July 31.

The Fund currently offers an unlimited number of shares of a single class, without par value, which is listed and traded on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). The Fund issues and redeems shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the NAV per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Fund does not issue fractional Creation Units. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended.

The Fund is considered a single operating segment, and its performance and operating results are reviewed to make informed decisions regarding performance. An operating segment is a component of a Fund that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the Fund’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements. The Operations & Risk Committee of TrueMark Investments, LLC (the “Adviser”) acts as the Fund’s CODM.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its Financial Statements. The accompanying financial statements were prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies, including FASB Accounting Standard Update 2013-08.”

During the period ended July 31, 2026, the Fund adopted FASB Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhanced income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. ASU 2023-09 had no material impact to the Fund’s financial statements during the period.

Portfolio Valuation – The NAV per share of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of the Fund’s total assets less its liabilities by the number of shares outstanding.

Equity securities, including common stocks, closed-end funds, exchange-traded funds, business development companies, rights and warrants, traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Investments in mutual funds, including short-term investments and open-end funds, are generally priced at the ending NAV provided by the service agent of the funds.

U.S. government bonds and notes are valued at the mean of the most recent bid and asked prices on the business day. Options are valued at the mean of the highest bid and lowest ask prices on the principal exchange on which the option trades. Swaps valued using evaluated prices obtained from third party pricing services or the prime broker. If no quotations are available, fair value procedures will be used. Debt obligations with maturities of 60 days or less are valued at amortized cost. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Fund’s price its portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined.

9

RiverNorth Active Income ETF

NOTES TO FINANCIAL STATEMENTS

July 31, 2026 (Continued)

Investments in money market funds, including short-term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Securities for which market quotations are not readily available, including circumstances under which the Adviser determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board.

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the Fund’s investments in the fair value hierarchy as of July 31, 2026:

RiverNorth Active Income ETF

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Prices	Observable Inputs	Unobservable Inputs	Total
Business Development Companies	$2,091,386	$—	$—	$2,091,386
Common Stocks	800,887	—	—	800,887
Closed-End Funds	31,772,328	—	—	31,772,328
Exchange-Traded Funds	3,809,367	—	—	3,809,367
Money Market Funds	954,998	—	—	954,998
Total	$39,428,966	$—	$—	$39,428,966
Other Financial Instruments(b)
Bullet Total Return Swap Contracts(c)	$—	$(1)	$—	$(1)
Total	$—	$(1)	$—	$(1)

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

(b)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

(c)	Swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Cash and Cash Equivalents – Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to the Fund. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the effective yield method.

Foreign Securities – The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency spot contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets and the values are presented at the foreign exchange rates at market close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held.

10

RiverNorth Active Income ETF

NOTES TO FINANCIAL STATEMENTS

July 31, 2026 (Continued)

A foreign currency spot contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency spot contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to a Fund include the potential inability of the counterparty to meet the terms of the contract.

Distributions to Shareholders: The Fund generally pays out dividends from net investment income, if any, monthly. The Fund will declare and pay capital gain distributions, if any, in cash at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

Federal Income Tax: For federal income tax purposes, the Fund intends to qualify, as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its earnings to its stockholders. Accordingly, no provision for federal income or excise taxes has been made.

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

As of and during the period ended July 31, 2026, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. As of July 31, 2026, there were no interest or penalties incurred by the Fund. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. There are no uncertain tax positions that require a provision for income taxes.

NOTE 3 - DERIVATIVE FINANCIAL INSTRUMENTS

As a part of its investment strategy, the Fund may invest to a lesser extent in derivatives contracts. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that a Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Bullet Swaps: The Fund may enter into bullet total return swap contracts (“bullet swaps”). The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A swap agreement is a contract in which one party agrees to make a payment to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund. In the case of bullet swaps, the net settlement of the total return and financing legs will generally be paid or received at the contract termination date rather than periodically.

The bullet swap contracts are subject to master netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination.

11

RiverNorth Active Income ETF

NOTES TO FINANCIAL STATEMENTS

July 31, 2026 (Continued)

As of July 31, 2026, the effects of derivatives instruments on the Fund’s Statement of Assets and Liabilities were as follows:

RiverNorth Active Income ETF
Risk Exposure	Statements of Assets and Liabilities Location	Value
Equity Contracts (Bullet Total Return Swaps)	Unrealized depreciation on bullet total return swap contracts	$(1)
Total		$(1)

For the period ended July 31, 2026, the effects of derivative instruments on the Fund’s Statement of Operations were as follows:

RiverNorth Active Income ETF

			Change in Unrealized
		Realized Gain/	Appreciation/
		(Loss) on	Depreciation on
Risk Exposure	Statements of Operations Location	Derivatives	Derivatives
Equity Contracts (Bullet Total Return Swaps)	Net realized gain/(loss) on bullet total return swap contracts/Net change in unrealized appreciation/ depreciation on bullet total return swap contracts	$(52)	$(1)
Total		$(52)	$(1)

The average monthly notional value of total return swap contracts for the period ended July 31, 2026 was $841.

NOTE 4 - ADVISORY FEES AND OTHER AFFILIATED TRANSACTIONS

On December 31, 2025, RiverNorth Strategic Holdings, an affiliate of RiverNorth Capital Management, LLC (the Sub-Adviser), exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of the Adviser, and became the Adviser’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board and the Fund approved the continuance of the Adviser and the Sub-Adviser, prior to the close of the change in control. Pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a Unitary Management Fee, which is calculated daily and paid monthly, at an annual rate of 0.89% of the Fund’s daily net assets.

Out of the Unitary Management Fee, the Adviser has agreed to pay substantially all of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, securities lending and other non-distribution related services necessary for the Fund to operate, except for: the fees paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes and related services, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, any distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses and other non-routine or extraordinary expenses.

The Sub-Adviser is responsible for selecting the Fund’s investments. For its services, the Sub-Adviser is paid a fee by the Adviser, not the Fund, out of the Unitary Management Fee.

Paralel Technologies LLC (the “Administrator”), the parent company of the Distributor, serves as the Fund’s administrator and fund accountant pursuant to an Administration and Fund Accounting Agreement. The Administrator provides the Fund with certain administrative, tax and accounting services. Fees for these services are paid by the Adviser out of its Unitary Management Fees.

Paralel Distributors LLC, a wholly owned subsidiary of the Administrator, acts as the principal underwriter for the Fund and distributes shares pursuant to a Distribution Agreement. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority.

State Street Bank and Trust Company (“State Street”) serves as the custodian of the Fund’s assets pursuant to a Custody Agreement and also serves as the Fund’s transfer agent pursuant to a Transfer Agent Agreement. Fees for these services are paid by the Adviser out of its Unitary Management Fee.

The officers and the Interested Trustee of the Trust are officers and/or employees of the Administrator and/or Distributor. No persons (other than the Independent Trustees) receive compensation for acting as a trustee or officer. For their services, Independent Trustees receive a quarterly retainer, meeting fees, as well as reimbursement for reasonable travel, lodging and other expenses in connection with attendance at meetings. Trustee fees and expenses are paid by the Adviser out of its Unitary Management Fee.

12

RiverNorth Active Income ETF

NOTES TO FINANCIAL STATEMENTS

July 31, 2026 (Continued)

NOTE 5 - PURCHASES AND SALES OF SECURITIES

For the period ended July 31, 2026, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments), and in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales	In-Kind Purchases	In-Kind Sales
$28,451,203	$25,591,083	$6,001,782	$2,347,727

NOTE 6 - BENEFICIAL INTEREST TRANSACTIONS

Shares are purchased from or redeemed by the Fund only in Creation Unit size aggregations generally of 10,000 Shares with Authorized Participants. Authorized Participants must be either broker-dealers or other participants in the clearing process through the Continuous Net Settlement System of the NSCC, clearing agencies registered with the SEC, or DTC Participants and must execute a Participant Agreement with the Distributor and accepted by State Street. Transactions of Creation Units generally consist of an in-kind designated portfolio of securities (“Deposit Securities”), with a cash component equal to the difference between the Deposit Securities and the NAV per unit of a Fund on the transaction date. The Fund may require cash to replace Deposit Securities if such securities are not available in sufficient quantities for delivery, are not eligible to be transferred or traded, are restricted under securities laws, or as a result of other situations.

Beneficial Interest transactions were as follows:
	For the Period	For the Year Ended	For the Year Ended
	Ended	September 30,	September 30,
	July 31, 2026	2025	2024
Shares Outstanding(a)
Shares sold	830,000	121,215	36,705
Dividends reinvested	—	120,314	113,920
Shares redeemed	(310,000)	(758,226)	(604,103)
Shares issued in connection with reorganization	—	2,792,513	—
Net increase/(decrease) in shares outstanding	520,000	2,275,816	(453,478)
Class I Shares Outstanding(b)
Shares sold	—	278,298	285,587
Dividends reinvested	—	161,779	190,089
Shares redeemed	—	(1,470,577)	(747,875)
Shares issued in connection with reorganization	—	(2,797,586)	—
Net decrease in shares outstanding	—	(3,828,086)	(272,199)

(a)	Beneficial interest transactions reflect the tax free reorganization from the Predecessor Fund’s Class R Shares on August 1, 2025.

(b)	After the close of business on July 7, 2025, Class I shares of the Predecessor Fund were converted to Class R shares of the Predecessor Fund.

NOTE 7 - TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

As determined on July 31, 2026, permanent differences resulting primarily from in-kind redemptions and return of capital from underlying investments were reclassified at fiscal year-end. These reclassifications had no effect on net increase in net assets resulting from operations, net assets applicable to common stockholders or net asset value per common share outstanding. Permanent book and tax basis differences of the below were reclassified at July 31, 2026 among paid-in capital and total distributable earnings/(accumulated deficit) for the Fund.

		Total Distributable
		Earnings/(Accumulated
Fund	Paid-in Capital	Deficit)
RiverNorth Active Income ETF	$(125,599)	$125,599

The character of distributions paid on a tax basis during the period ended July 31, 2026 was as follows:

			Long-Term
	Ordinary	Tax Exempt	Capital
Fund	Income	Income	Gain	Return of Capital
RiverNorth Active Income ETF	$1,372,017	$8,837	$1,069,576	$703,505

13

RiverNorth Active Income ETF

NOTES TO FINANCIAL STATEMENTS

July 31, 2026 (Continued)

The character of distributions paid on a tax basis during the year ended September 30, 2025 was as follows:

	Ordinary	Tax-exempt
Fund	Income	Income	Return of Capital
RiverNorth Active Income ETF	$2,449,224	$98,866	$347,579

The character of distributions paid on a tax basis during the year ended September 30, 2024 was as follows:

	Ordinary	Tax Exempt
Fund	Income	Income
RiverNorth Active Income ETF	$2,254,209	$97,668

The amounts of net unrealized appreciation/depreciation and the costs of investment securities (including derivatives) for tax purposes at July 31, 2026 were as follows:

Gross
	Gross	Depreciation	Net		Cost of
	Appreciation	(excess of tax	Appreciation/	Net Unrealized	Investments for
	(excess of value	cost over	(Depreciation)	Appreciation/	Income Tax
	over tax cost)(a)	value)(a)	of Foreign Currency	(Depreciation)(a)	Purposes(a)
RiverNorth Active Income ETF	$4,478,151	$(1,202,128)	$—	$3,276,023	$36,152,943

(a)	Represents cost and unrealized appreciation/(depreciation) for federal income tax purposes and differs from the cost and unrealized appreciation/(depreciation) for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sale loss deferrals and investments in passive foreign investment companies.

As of July 31, 2026, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Undistributed Net	Accumulated Net	Unrealized
	Investment	Realized	Appreciation/
	Income/(Loss)	Gain/(Loss)	(Depreciation)	Total
RiverNorth Active Income ETF	$—	$—	$3,276,023	$3,276,023

Capital loss carryovers utilized during the period ended July 31, 2026 were as follows:

Fund
RiverNorth Active Income ETF	$286,490

NOTE 8 - INDEMNIFICATIONS

In the normal course of business, the Trust or Fund enter into contracts that contain a variety of representations which provide general indemnifications. Additionally, the Declaration of Trust provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust against certain liabilities arising out of the performance of their duties. The Fund’s maximum exposure under these arrangements is unknown, however, the Fund expects the risk of loss to be remote.

NOTE 9 - SUBSEQUENT EVENTS

On August 31, 2026 the Fund paid a distribution of $0.06774 per share to shareholders of record on August 28, 2026.

14

RiverNorth Active Income ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of RiverNorth Active Income ETF and Board of Trustees of Elevation Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of RiverNorth Active Income ETF (the “Fund”), a series of Elevation Series Trust, as of July 31, 2026, the related statements of operations for the period October 1, 2025 to July 31, 2026 and for the year ended September 30, 2025, the statements of changes in net assets for the period October 1, 2025 to July 31, 2026 and for each of the two years in the period ended September 30, 2025, the financial highlights for the period October 1, 2025 to July 31, 2026 and for each of the five years in the period ended September 30, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the period October 1, 2025 to July 31, 2026 and for the year ended September 30, 2025, the changes in its net assets for the period October 1, 2025 to July 31, 2026 and for each of the two years in the period ended September 30, 2025, and the financial highlights for the period October 1, 2025 to July 31, 2026 and for each of the five years in the period ended September 30, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by TrueMark Investments, LLC since 2019.

COHEN & COMPANY, LTD.

Greenwood Village, Colorado

September 25, 2026

15

RiverNorth Active Income ETF

UNAUDITED TAX DESIGNATIONS AND ADDITIONAL INFORMATION

July 31, 2026 (Unaudited)

The Fund designated the following for federal income tax purposes for the period ended July 31, 2026:

Foreign Taxes Paid	$14,832
Foreign Source Income	$173,923
Tax Exempt Percentage	0.64%

The Fund designated the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2025:

Qualified Dividend Income	6.66%
Dividend Received Deduction	0.00%

Pursuant to Section 852 (b)(3) of the Internal Revenue Code, the Fund designated $1,069,576 as long-term capital gain distribution for the year ended July 31, 2026.

The percentage of the total ordinary distributions paid during the calendar year ended December 31, 2025, that qualify as 163(j) interest dividends was 6.82%.

In early 2026, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2025 via Form 1099. The Fund will notify shareholders in early 2027 of amounts paid to them by the Fund, if any, during the calendar year 2026.

PROXY VOTING

The policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities held by the Fund are available, without charge, (i) on the SEC’s website at www.sec.gov or (ii) by calling toll-free (877) 774-TRUE (8783). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge at (i) www.sec.gov or (ii) by calling toll-free (877) 774-TRUE (8783) or (iii) the Fund’s website at https://www.true-shares.com/etf/cefz.

16

(NYSE ARCA, Inc.: SOVF)

Annual Financial Statements

July 31, 2026

Sovereign’s Capital Flourish Fund

SCHEDULE OF INVESTMENTS

July 31, 2026

	Shares	Value
COMMON STOCKS - 99.78%
Banking - 1.73%
Triumph Financial, Inc.(a)	19,955	$1,515,183

Consumer Discretionary Products - 5.92%
Columbia Sportswear Co.	1,006	59,736
Grand Canyon Education, Inc.(a)	19,765	2,872,645
LCI Industries	17,646	1,806,245
Miller Industries, Inc.	8,677	436,453
		5,175,079

Consumer Staple Products - 2.13%
Coca-Cola Consolidated, Inc.	3,750	704,624
J & J Snack Foods Corp.	2,891	221,162
Tyson Foods, Inc., Class A	6,384	370,017
Westrock Coffee Co.(a)	69,114	561,206
		1,857,009

Financial Services - 8.45%
Charles Schwab Corp.	8,557	900,539
CME Group, Inc.	2,416	646,981
Fidelity National Information Services, Inc.	32,909	1,473,336
LPL Financial Holdings, Inc.	5,845	2,067,376
Raymond James Financial, Inc.	8,680	1,527,506
S&P Global, Inc.	1,849	761,659
		7,377,397

Health Care - 9.64%
Molina Healthcare, Inc.(a)	18,894	3,696,044
Option Care Health, Inc.(a)	104,151	2,398,598
ResMed, Inc.	838	176,801
U.S. Physical Therapy, Inc.	22,695	1,794,267
Zimmer Biomet Holdings, Inc.	3,781	355,149
		8,420,859

Industrial Products - 3.53%
AZZ, Inc.	8,510	1,231,568
CSW Industrials, Inc.	3,028	965,720
Douglas Dynamics, Inc.	4,279	188,832
IDEX Corp.	951	219,158
ITT, Inc.	1,203	235,764
Lincoln Electric Holdings, Inc.	930	243,018
		3,084,060
	Shares	Value
Industrial Services - 11.50%
APi Group Corp.(a)	10,625	$421,600
EMCOR Group, Inc.	276	220,091
Fastenal Co.	11,233	535,926
Fermi, Inc.(a)	130,984	745,299
H&R Block, Inc.	19,095	840,753
Healthcare Services Group, Inc.(a)	8,675	202,128
Insperity, Inc.	47,762	2,417,234
J.B. Hunt Transport Services, Inc.	2,116	575,023
Kforce, Inc.	11,821	671,078
Mobility Global, Inc.(a)	1,849	37,683
SiteOne Landscape Supply, Inc.(a)	11,508	1,086,816
United Parcel Service, Inc., Class A	17,963	1,872,103
Waste Connections, Inc.	2,491	416,944
		10,042,678

Insurance - 10.44%
American Financial Group, Inc.	15,132	2,144,507
Arthur J. Gallagher & Co.	7,813	1,948,718
Erie Indemnity Co., Class A	1,754	424,538
Primerica, Inc.	7,544	2,413,779
The Progressive Corp.	10,363	2,190,945
		9,122,487

Materials - 1.65%
Greif, Inc., Class A	16,653	1,441,317

Media - 0.18%
Advantage Solutions, Inc.(a)	3,923	153,939

Oil & Gas - 0.26%
APA Corp.	1,976	73,744
Devon Energy Corp.	1,583	71,441
Diamondback Energy, Inc.	411	83,413
		228,598

Real Estate - 2.99%
Camden Property Trust	3,846	426,175
CBRE Group, Inc., Class A(a)	12,282	1,803,121
SBA Communications Corp., Class A	2,130	385,487
		2,614,783

Retail & Wholesale - Staples - 2.99%
Copart, Inc.(a)	8,087	235,493
O'Reilly Automotive, Inc.(a)	5,237	467,926
Sprouts Farmers Market, Inc.(a)	12,271	1,069,540
US Foods Holding Corp.(a)	5,379	541,074
Walmart, Inc.	2,699	300,129
		2,614,162

See Notes to Financial Statements.

3

Sovereign’s Capital Flourish Fund

SCHEDULE OF INVESTMENTS

July 31, 2026 (Continued)

	Shares	Value
Software & Tech Services - 26.49%(b)
Alkami Technology, Inc.(a)	170,886	$3,104,999
Automatic Data Processing, Inc.	5,325	1,418,900
Endava PLC - Sponsored ADR(a)	14,904	44,563
Euronet Worldwide, Inc.(a)	39,425	2,812,185
Fiserv, Inc.(a)	48,583	2,620,567
HubSpot, Inc.(a)	679	161,167
Paycom Software, Inc.	22,347	3,664,014
Paylocity Holding Corp.(a)	14,164	1,953,145
Repay Holdings Corp., Class A(a)	834,335	3,337,340
Science Applications International Corp.	3,337	390,863
ServiceNow, Inc.(a)	6,183	687,735
SPS Commerce, Inc.(a)	37,171	2,727,980
Verra Mobility Corp., Class A(a)	40,781	215,731
		23,139,189

Tech Hardware & Semiconductors - 7.13%
Arista Networks, Inc.(a)	7,328	1,321,605
Cisco Systems, Inc.	12,411	1,439,552
Diodes, Inc.(a)	16,673	1,372,521
NetApp, Inc.	3,501	624,929
Qualcomm, Inc.	9,947	1,468,276
		6,226,883

Utilities - 4.75%
NextEra Energy, Inc.	14,837	1,289,632
Vistra Corp.	19,280	2,857,103
		4,146,735

TOTAL COMMON STOCKS
(Cost $88,638,551)		87,160,358

MONEY MARKET FUNDS - 0.28%
Invesco Government & Agency Portfolio, Institutional Class, 7-Day Yield - 3.64%(c)	247,502	247,502

TOTAL MONEY MARKET FUNDS
(Cost $247,502)		247,502

TOTAL INVESTMENTS - 100.06%
(Cost $88,886,053)		$87,407,860

Liabilities In Excess of Other Assets - (0.06%)		(54,265)

NET ASSETS - 100.00%		$87,353,595

(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect these industries or sectors.

(c)	Rate disclosed is 7-Day Yield as of July 31, 2026.

Investment Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

4

Sovereign’s Capital Flourish Fund

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2026

ASSETS:
Investments, at value	$87,407,860
Dividends receivable	6,210
Total Assets	87,414,070
LIABILITIES:
Payable to Investment Advisor	60,475
Total Liabilities	60,475
NET ASSETS	$87,353,595

NET ASSETS CONSIST OF:
Paid in capital	$107,321,635
Total distributable earnings/(accumulated deficit)	(19,968,040)
NET ASSETS	$87,353,595

INVESTMENTS, AT COST	$88,886,053

Net asset value:
Net assets	$87,353,595
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,841,164
Net asset value, price per share	$30.75

See Notes to Financial Statements.

5

Sovereign’s Capital Flourish Fund

STATEMENT OF OPERATIONS

For the Year Ended July 31, 2026

INVESTMENT INCOME:
Dividends*	$1,574,585
Total Investment Income	1,574,585
EXPENSES:
Investment advisory fees (Note 3)	770,629
Total Expenses	770,629
NET INVESTMENT INCOME	803,956
Net realized gain/(loss) on:
Investments	(13,417,114)
Investments sold in-kind	15,350,358
Total Net Realized Gain	1,933,244
Net change in unrealized appreciation/depreciation on:
Investments	738,505
Total Net Change in Unrealized Appreciation/Depreciation	738,505
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,671,749
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,475,705
*Foreign taxes withheld on dividends	$645

See Notes to Financial Statements.

6

Sovereign’s Capital Flourish Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended July 31, 2026	Ended July 31, 2025
OPERATIONS
Net investment income	$803,956	$584,707
Net realized gain	1,933,244	3,080,910
Net change in unrealized appreciation/depreciation	738,505	(7,941,216)
Net increase/(decrease) in net assets resulting from operations	3,475,705	(4,275,599)
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(778,617)	(273,101)
Net decrease in net assets from distributions	(778,617)	(273,101)
BENEFICIAL INTEREST TRANSACTIONS (NOTE 5)
Shares sold	39,587,810	89,490,569
Shares redeemed	(69,362,203)	(29,008,195)
Net increase/(decrease) in net assets derived from share transactions	(29,774,393)	60,482,374
Net increase/(decrease) in net assets	(27,077,305)	55,933,674
NET ASSETS
Beginning of period	114,430,900	58,497,226
End of period	$87,353,595	$114,430,900

See Notes to Financial Statements.

7

Sovereign’s Capital Flourish Fund

FINANCIAL HIGHLIGHTS

			For the Period
			September 29, 2023
	For the Year	For the Year	(Commencement of
	Ended	Ended	Operations) through
	July 31, 2026	July 31, 2025	July 31, 2024
Net Asset Value - Beginning of Period	$29.64	$30.93	$25.00	(a)

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.23	0.20	0.12
Net realized and unrealized gain/(loss) on investments	1.11	(1.40)	5.86
Total from Investment Operations	1.34	(1.20)	5.98

DISTRIBUTIONS:
From net investment income	(0.23)	(0.09)	(0.05)
Total Distributions	(0.23)	(0.09)	(0.05)

Net Increase/(Decrease) in net asset value	1.11	(1.29)	5.93
Net Asset Value - End of Period	$30.75	$29.64	$30.93
TOTAL RETURN(c)	4.54%	(3.88%)	23.94%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$87,354	$114,431	$58,497
Ratio of net operating expenses to average net assets	0.75%	0.75%	0.75	%(d)
Ratio of net investment income to average net assets	0.78%	0.65%	0.49	%(d)
Portfolio turnover rate(e)(f)	46%	40%	41%

(a)	The net asset value at the beginning of the period represents the initial shares outstanding on September 29, 2023 (Commencement of Operations).

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Excludes the impact of in-kind transactions.

(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

8

Sovereign’s Capital Flourish Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2026

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to one series of the Trust, Sovereign’s Capital Flourish Fund (the “Fund”). The Fund’s investment objective is to provide long-term capital appreciation. The Fund invests primarily in common stock of publicly traded U.S. companies that are selected by Sovereign’s Capital Management, LLC (the “Adviser”). The Adviser selects companies that are led by faith-driven CEOs that seek to build exceptional corporate cultures based on biblical values that allow employees to flourish. A company is considered a “U.S. company” if (i) the security is listed on a U.S. national securities exchange, (ii) the issuer is headquartered in the U.S., or (iii) the issuer derives a substantial portion of their revenues from, or has a substantial portion of its operations in, the U.S. The Fund commenced operations on September 29, 2023.

The Fund currently offers an unlimited number of shares of a single class, without par value, which are listed and traded on the NYSE Arca, Inc (the “Exchange”). The Fund issues and redeems shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Fund does not issue fractional Creation Units. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended.

The Fund is considered a single operating segment, and its performance and operating results are reviewed to make informed decisions regarding performance. An operating segment is a component of a Fund that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the Fund’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements. The Portfolio Manager acts as the Fund's CODM.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update 2013-08.

Portfolio Valuation: The net asset value per share (“NAV”) of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of the Fund’s total assets less its liabilities by the number of shares outstanding.

Domestic equity securities traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Investments in money market funds, including short-term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as level 1.

Securities for which market quotations are not readily available, including circumstances under which the Adviser determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Fund’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board.

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

9

Sovereign’s Capital Flourish Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2026 (Continued)

The following is a summary of the Fund’s investments in the fair value hierarchy as of July 31, 2026:

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$87,160,358	$—	$—	$87,160,358
Money Market Funds	247,502	—	—	247,502
Total	$87,407,860	$—	$—	$87,407,860

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to the Fund. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the effective yield method.

Cash and Cash Equivalents: Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Distributions to Shareholders: Dividends from net investment income of the Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are declared and distributed at least annually.

Federal Income Tax: For federal income tax purposes, the Fund currently intends to qualify, as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its earnings to its stockholders. Accordingly, no provision for federal income or excise taxes has been made.

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

As of and during the period ended July 31, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. As of July 31, 2026, there were no interest or penalties incurred by the Fund. The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. There are no uncertain tax positions that require a provision for income taxes.

NOTE 3 - ADVISORY FEES AND OTHER AFFILIATED TRANSACTIONS

The Adviser serves as the investment adviser to the Fund. Pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay substantially all of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, securities lending and other non-distribution related services necessary for the Fund to operate, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expense on securities sold short, taxes and related services, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses and other non-routine or extraordinary expenses.

Vident Asset Management (“VA” or the “Sub-Adviser”), which shares a parent company with the Adviser, serves as the sub-adviser to the Fund. Pursuant to a Sub-Advisory Agreement between the Trust, the Adviser, and the Sub-Adviser, the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund. For the services it provides to the Fund, the Sub-Adviser is compensated by the Adviser out of its Unitary Management Fee.

Paralel Technologies LLC (the “Administrator”), the parent company of the Distributor, serves as the Fund’s administrator and fund accountant pursuant to an Administration and Fund Accounting Agreement. The Administrator provides the Fund with certain administrative, tax and accounting services. Fees for these services are paid by the Adviser out of its unitary management fee.

The Distributor, a wholly owned subsidiary of the Administrator, acts as the principal underwriter for the Fund and distributes shares pursuant to a Distribution Agreement. Shares are continuously offered for sale by the Distributor only in Creation Units as described in Note 1. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority.

State Street Bank and Trust Company (“State Street”) serves as the custodian of the Fund’s assets pursuant to a Custody Agreement and as the transfer agent pursuant to a Transfer Agent Agreement. Fees for these services are paid by the Adviser out of its Unitary Management Fee.

The officers and the Interested Trustee of the Trust are officers and/or employees of the Administrator and/or Distributor. No persons (other than the Independent Trustees) receive compensation for acting as a trustee or officer. For their services, Independent Trustees receive a quarterly retainer, meeting fees, as well as reimbursement for reasonable travel, lodging and other expenses in connection with attendance at meetings. Trustee fees and expenses are paid by the Adviser out of its unitary management fee.

10

Sovereign’s Capital Flourish Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2026 (Continued)

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the year ended July 31, 2026, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Sovereign’s Capital Flourish Fund	$46,590,420	$48,129,708

For the year ended July 31, 2026, in-kind transactions associated with creations and redemptions were as follows:

Fund	In-Kind Purchases	In-Kind Sales
Sovereign’s Capital Flourish Fund	$39,486,455	$67,580,198

NOTE 5 - BENEFICIAL INTEREST TRANSACTIONS

Shares are purchased from or redeemed by the Fund only in Creation Unit size aggregations generally of 10,000 Shares with Authorized Participants. Authorized Participants must be either broker-dealers or other participants in the clearing process through the Continuous Net Settlement System of the NSCC, clearing agencies registered with the SEC, or DTC Participants and must execute a Participant Agreement with the Distributor and accepted by State Street. Transactions of Creation Units generally consist of an in-kind designated portfolio of securities (“Deposit Securities”), with a cash component equal to the difference between the Deposit Securities and the NAV per unit of the Fund on the transaction date. The Fund may require cash to replace Deposit Securities if such securities are not available in sufficient quantities for delivery, are not eligible to be transferred or traded, are restricted under securities laws, or as a result of other situations.

Beneficial Interest transactions were as follows:

	For the Year Ended	For the Year Ended
	July 31, 2026	July 31, 2025
Shares sold	1,350,000	2,920,000
Shares redeemed	(2,370,000)	(950,000)
Net increase/(decrease) in shares outstanding	(1,020,000)	1,970,000

NOTE 6 - TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

As determined on July 31, 2026, permanent differences resulting primarily from in-kind redemptions were reclassified at fiscal year-end. These reclassifications had no effect on net increase in net assets resulting from operations, net assets applicable to common stockholders or net asset value per common share outstanding. Permanent book and tax basis differences of the below were reclassified at July 31, 2026 among paid-in capital and total distributable earnings/(accumulated deficit) for the Fund.

		Total Distributable Earnings/
Fund	Paid-in Capital	(Accumulated Deficit)
Sovereign’s Capital Flourish Fund	$13,993,797	$(13,993,797)

The character of distributions paid on a tax basis during the period ended July 31, 2026 was as follows:

		Long-Term
	Ordinary	Capital
Fund	Income	Gain
Sovereign’s Capital Flourish Fund	$778,617	$—

The character of distributions paid on a tax basis during the period ended July 31, 2025 was as follows:

		Long-Term
	Ordinary	Capital
Fund	Income	Gain
Sovereign’s Capital Flourish Fund	$273,101	$—

11

Sovereign’s Capital Flourish Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2026 (Continued)

The amount of net unrealized appreciation/depreciation and the cost of investment securities for tax purposes at July 31, 2026 were as follows:

	Gross	Gross	Net		Cost of
	Appreciation	Depreciation	Appreciation/	Net Unrealized	Investments for
	(excess of value	(excess of tax	(Depreciation)	Appreciation/	Income Tax
	over tax cost)(a)	cost over value)(a)	of Foreign Currency	(Depreciation)(a)	Purposes(a)
Sovereign’s Capital Flourish Fund	$8,704,385	$(10,763,027)	$—	$(2,058,642)	$89,466,502

(a)	Represents cost and unrealized appreciation/(depreciation) for federal income tax purposes and differs from the cost and unrealized appreciation/(depreciation) for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sales.

As of July 31, 2026, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Undistributed Net	Accumulated Net	Unrealized
	Investment	Realized	Appreciation/
	Income/(Loss)	Gain/(Loss)	(Depreciation)	Total
Sovereign’s Capital Flourish Fund	$422,323	$(18,331,721)	$(2,058,642)	$(19,968,040)

As of July 31, 2026, the following amount is available as capital loss carry forwards to the next year:

	No Expiration	No Expiration
Fund	Short-Term	Long-Term
Sovereign’s Capital Flourish Fund	$(9,301,511)	$(9,030,210)

NOTE 7 - INDEMNIFICATIONS

In the normal course of business, the Trust or Fund enters into contracts that contain a variety of representations which provide general indemnifications. Additionally, the Declaration of Trust provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust against certain liabilities arising out of the performance of their duties. The Fund’s maximum exposure under these arrangements is unknown, however, the Fund expects the risk of loss to be remote.

NOTE 8 - SUBSEQUENT EVENTS

Sovereign's Capital Management, LLC ("Sovereign's") is transitioning the operations and day-to-day management of the Fund to Vident Asset Management ("Vident"), an affiliate of Sovereign's. On September 15, 2026, the Board of Trustees of Elevation Series Trust approved a new investment advisory agreement between Elevation Series Trust, the Fund, and Vident, subject to approval by the Fund's shareholders at a later date.

12

Sovereign’s Capital Flourish Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Sovereign’s Capital Flourish Fund and Board of Trustees of Elevation Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Sovereign’s Capital Flourish Fund (the “Fund”), a series of Elevation Series Trust, as of July 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended July 31, 2026 and 2025 and for the period September 29, 2023 (commencement of operations) through July 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended July 31, 2026 and 2025 and for the period September 29, 2023 (commencement of operations) through July 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Greenwood Village, Colorado

September 25, 2026

13

Sovereign’s Capital Flourish Fund

UNAUDITED TAX DESIGNATIONS AND ADDITIONAL INFORMATION

July 31, 2026 (Unaudited)

The Fund designated the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2025:

Qualified Dividend Income Percentage 100%

Dividends Received Deduction 100%

In early 2026, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2025 via Form 1099. The Fund will notify shareholders in early 2027 of amounts paid to them by the Fund, if any, during the calendar year 2026.

PROXY VOTING

The policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities held by the Fund are available, without charge, (i) on the SEC's website at www.sec.gov or (ii) by calling toll-free (877) 524-9155. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge at (i) www.sec.gov or (ii) by calling toll-free (877) 524-9155 or (iii) the Fund’s website https://scetfs.com/sovf.

14

Fund distributed by Paralel Distributors LLC

Must be accompanied or preceded by a prospectus.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by this report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by the Registrant is included in the financial statements as part of the report to shareholders filed under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ELEVATION SERIES TRUST

By:	/s/ Bradley Swenson
Bradley Swenson, President (Principal Executive Officer)

Date:	October 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the date indicated.

By:	/s/ Bradley Swenson
Bradley Swenson, President
(Principal Executive Officer)

Date:	October 8, 2026

By:	/s/ Nicholas Austin
Nicholas Austin, Treasurer
(Principal Financial Officer)

Date:	October 8, 2026